UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2013

Date of reporting period: January 31, 2013

Item 1. Reports to Stockholders.

January 31, 2013

SEMI-ANNUAL REPORT

Adviser Managed Trust

† Tactical Offensive Equity Fund

† Tactical Offensive Fixed Income Fund

† Tactical Defensive Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended July 31, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.8%

Bermuda — 0.0%
Montpelier Re Holdings	15,000	$366

Brazil — 1.6%
All America Latina Logistica	30,027	131
Arteris	18,900	197
B2W Cia Global Do Varejo*	11,700	90
Banco Bradesco ADR	15,894	292
Banco do Brasil	23,352	286
Banco Santander Brasil	38,600	284
Banco Santander Brasil ADR	46,300	344
BM&FBovespa	73,900	518
Braskem ADR	16,400	249
BRF - Brasil Foods ADR	30,900	686
Centrais Eletricas Brasileiras ADR, Cl B	13,429	85
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	7,300	349
Cia de Bebidas das Americas ADR	11,003	518
Cosan Industria e Comercio	17,400	411
Embraer ADR	43,239	1,426
Fibria Celulose ADR*	41,700	515
Gerdau ADR	32,400	286
Gol Linhas Aereas Inteligentes ADR*	37,800	275
Helbor Empreendimentos	15,800	92
Hypermarcas*	47,500	411
Itau Unibanco Holding ADR	125,189	2,157
M Dias Branco	1,800	72
Natura Cosmeticos	44,200	1,193
Petroleo Brasileiro	17,400	159
Petroleo Brasileiro ADR	58,100	1,062
Santos Brasil Participacoes	13,800	222
Sul America	6,242	58
Telefonica Brasil ADR	15,300	385
Tim Participacoes ADR	36,800	810
Vale	12,600	255
Vale ADR, Cl B	32,000	645

		14,463

Description	Shares	Market Value ($ Thousands)

Canada — 0.7%
Agrium	5,800	$658
Canadian National Railway	13,171	1,262
Cenovus Energy	30,200	1,001
Lions Gate Entertainment	1,400	26
Potash Corp of Saskatchewan	38,000	1,615
Silver Wheaton	4,045	141
Tahoe Resources	7,524	121
Teck Resources, Cl B	43,300	1,576

		6,400

Chile — 0.1%
Banco Santander Chile ADR	4,919	149
Cia Cervecerias Unidas ADR	2,482	79
Enersis ADR	9,579	188
Latam Airlines Group ADR	6,155	151

		567

China — 2.1%
Baidu ADR*	20,065	2,173
Bank of China, Cl H	1,659,965	818
China Construction Bank, Cl H	1,690,946	1,459
China Merchants Bank, Cl H	194,240	465
China Petroleum & Chemical, Cl H	687,500	834
China Petroleum & Chemical ADR	2,400	292
China Telecom, Cl H	590,000	321
China Zhongwang Holdings	110,000	42
Chongqing Rural Commercial Bank, Cl H	479,000	285
CNOOC	2,007,727	4,147
Giant Interactive Group ADR	18,581	115
Great Wall Motor, Cl H	148,000	602
Harbin Electric, Cl H	110,000	100
Industrial & Commercial Bank of China, Cl H	4,264,217	3,211
Inner Mongolia Yitai Coal, Cl B	4,600	27
PetroChina, Cl H	370,000	528
PetroChina ADR	1,800	256
SINA*	5,700	313
Sinopharm Group, Cl H	286,000	876
SOHO China	243,000	219
Sohu.com*	9,300	445
Tencent Holdings	28,406	994
Tingyi Cayman Islands Holding	116,000	326
Travelsky Technology, Cl H	77,000	48
Tsingtao Brewery, Cl H	52,000	301

		19,197

Colombia — 0.1%
Almacenes Exito	9,244	173

Ecopetrol ADR	6,314	400

		573

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	1

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2013

Description	Shares	Market Value ($ Thousands)

Czech Republic — 0.0%
CEZ	3,777	$122

Denmark — 0.3%
Novo Nordisk, Cl B	16,759	3,082

France — 2.0%
Air Liquide	17,472	2,233
AXA	46,491	861
BNP Paribas	20,544	1,289
Cie Generale des Etablissements Michelin	17,352	1,614
Legrand	35,604	1,615
LVMH Moet Hennessy Louis Vuitton	15,611	2,942
Publicis Groupe	29,289	1,918
Sanofi	21,857	2,132
Technip	12,295	1,333
Total	31,919	1,730

		17,667

Germany — 2.6%
Adidas	25,009	2,324
Allianz	12,278	1,756
Bayer	13,268	1,309
Daimler	28,145	1,638
Deutsche Bank	36,712	1,904
Deutsche Boerse	18,186	1,196
Deutsche Post	41,564	976
Fresenius Medical Care & KGaA	31,697	2,234
Linde	11,601	2,117
Muenchener Rueckversicherungs	5,345	982
SAP	39,506	3,236
Siemens	33,234	3,647

		23,319

Hong Kong — 0.8%
AIA Group	414,372	1,648
China Mengniu Dairy	123,000	359
China Merchants Holdings International	116,000	411
China Mobile	73,949	813
China Mobile ADR	10,300	563
China Unicom ADR	24,300	388
CNOOC ADR	1,800	370
Cosco International Holdings	52,000	23
Hong Kong Exchanges and Clearing	117,687	2,232
KWG Property Holding	157,500	119
Lenovo Group	397,991	414
Skyworth Digital Holdings	66,000	40
Yuexiu‡	64,000	33

		7,413

Description	Shares	Market Value ($ Thousands)

Hungary — 0.0%
EGIS Pharmaceuticals	384	$33
Richter Gedeon Nyrt	293	50

		83

India — 0.2%
ICICI Bank ADR	8,600	394
Reliance Industries GDR(A)	43,510	1,457

		1,851

Indonesia — 0.2%
AKR Corporindo	142,000	56
Aneka Tambang Persero	545,500	76
Astra Agro Lestari	70,500	136
Bank Bukopin	732,000	50
Holcim Indonesia	120,977	38
Indo Tambangraya Megah	21,000	89
Indocement Tunggal Prakarsa	62,962	141
Indofood CBP Sukses Makmur	75,500	62
Japfa Comfeed	123,000	88
Kalbe Farma	1,047,790	117
Perusahaan Perkebunan London Sumatra	664,000	150
Sampoerna Agro	69,500	17
Tambang Batubara Bukit Asam Persero	192,500	306
Telekomunikasi Indonesia Persero	200,492	200
United Tractors	95,000	193

		1,719

Ireland — 1.0%
Accenture, Cl A	82,682	5,944
Alkermes	600	14
Eaton	6,584	375
FleetMatics Group	7,700	193
Ingersoll-Rand	10,600	545
Ryanair Holdings ADR	21,100	822
Smurfit Kappa Group	60,970	846

		8,739

Israel — 0.2%
Check Point Software Technologies	30,210	1,511
magicJack VocalTec	2,800	37
Teva Pharmaceutical Industries ADR	16,400	623

		2,171

Italy — 0.1%
Snam	206,922	1,046

Japan — 2.1%
Bank of Yokohama	97,000	464
FANUC	6,983	1,090
Japan Exchange Group	708	43

2	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Description	Shares	Market Value ($ Thousands)

JGC	53,000	$1,504
KDDI	32,209	2,400
Komatsu	74,825	1,997
Mitsubishi UFJ Financial Group	538,861	3,076
Shin-Etsu Chemical	19,300	1,182
Sony Financial Holdings	55,800	944
Sumitomo Mitsui Financial Group	4,500	181
Tokyo Electron	16,700	717
Toyota Motor	105,409	5,042

		18,640

Jersey — 0.0%
WPP	23,777	374

Malaysia — 0.2%
Affin Holdings	24,900	26
Berjaya Sports Toto	64,391	90
British American Tobacco	7,500	138
DiGi.Com	93,100	147
DRB-Hicom	208,600	172
Genting Malaysia	152,900	181
Hong Leong Financial Group	17,900	79
KLCC Property Holdings	26,600	54
Kulim	59,400	69
Malaysia Building Society	107,800	78
Media Prima	32,800	23
Parkson Holdings	73,100	113
Telekom	60,700	108
Tradewinds	7,700	23
UEM Land Holdings*	482,800	342
UMW Holdings	91,094	356

		1,999

Mexico — 0.8%
Alfa, Cl A	260,500	629
America Movil	348,100	439
America Movil ADR, Ser L	14,500	365
Cemex ADR*	49,600	538
Desarrolladora Homex*	26,400	64
Empresas ICA ADR*	27,800	333
Fibra Uno Administracion‡	9,300	29
Fomento Economico Mexicano ADR	4,200	453
Gruma, Cl B*	133,798	443
Grupo Financiero Santander Mexico ADR*	12,400	193
Grupo Herdez	7,137	23
Grupo Mexico	76,900	286
Grupo Televisa ADR	31,000	868
Industrias, Cl B*	9,700	80
Wal-Mart de Mexico	621,485	2,012

		6,755

Description	Shares	Market Value ($ Thousands)

Netherlands — 1.2%
Akzo Nobel	40,838	$2,793
ASML Holding	20,890	1,568
Core Laboratories	27,270	3,481
LyondellBasell Industries, Cl A	4,417	280
PostNL*	134,271	351
Reed Elsevier	169,774	2,637

		11,110

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	15,900	369

Peru — 0.0%
Intercorp Financial Services	966	37

Philippines — 0.0%
Alliance Global Group	462,100	215
Manila Electric	1,580	11
Megaworld	1,524,000	126
Nickel Asia	52,550	26
Rizal Commercial Banking	9,350	16
Universal Robina	65,050	140

		534

Poland — 0.1%
KGHM Polska Miedz	9,378	572
PGE	41,257	227
Polski Koncern Naftowy Orlen*	13,819	219
Powszechna Kasa Oszczednosci Bank Polski	14,103	158

		1,176

Russia — 0.7%
Gazprom ADR	118,010	1,115
Gazprom Neft ADR	2,537	62
Lukoil ADR	15,358	1,038
MegaFon GDR*	16,584	448
MMC Norilsk Nickel ADR	8,206	163
Mobile Telesystems ADR	13,400	264
Rosneft GDR	48,304	425
Sberbank of Russia ADR	83,311	1,227
Severstal GDR	10,319	128
Surgutneftegas OAO ADR	8,341	87
Tatneft OAO ADR	1,961	91
Yandex, Cl A*	35,100	850

		5,898

Singapore — 0.3%
China Yuchai International	2,649	45
SembCorp Industries	140,000	620
SembCorp Marine	264,000	1,009

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	3

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2013

Description	Shares	Market Value ($ Thousands)

Singapore Airlines	117,000	$1,039

		2,713

South Africa — 0.5%
Anglo American Platinum	4,267	209
ArcelorMittal South Africa	27,376	107
AVI	23,825	146
Barloworld	20,623	194
FirstRand	67,752	245
Gold Fields	19,326	224
Impala Platinum Holdings	9,348	170
Imperial Holdings	15,859	346
Liberty Holdings	18,666	241
Mondi	16,358	195
MTN Group	13,459	264
Naspers, Cl N	1,060	69
Netcare	46,249	101
Remgro	12,598	230
RMB Holdings	8,847	43
Sanlam	57,343	292
Sasol ADR	6,700	290
Sasol	7,537	327
Standard Bank Group	24,870	325
Vodacom Group	24,936	348

		4,366

South Korea — 1.8%
Ahnlab*	3,746	705
AMOREPACIFIC Group*	266	101
Daelim Industrial*	1,897	161
Daesang*	5,260	133
Daishin Securities	8,670	85
Daou Technology*	26,609	409
Doosan	273	32
Grand Korea Leisure	7,359	208
GS Home Shopping	590	92
Hyundai Marine & Fire Insurance	8,610	265
Industrial Bank of Korea*	11,940	135
KB Financial Group ADR	18,200	643
KCC	2,867	766
Kia Motors	4,524	215
Korea Exchange Bank*	16,950	118
Korea Zinc*	1,031	364
KT ADR	26,700	452
KT&G	27,532	1,919
LG Display*	3,410	92
LG Display ADR	15,200	203
LG Electronics	3,787	251
Lotte Chilsung Beverage*	321	429
Lotte Confectionery*	291	461
NEO Holdings*	139	—
NongShim	256	66
POSCO	150	49

Description	Shares	Market Value ($ Thousands)

Samsung Electronics	4,049	$5,384
Samsung Heavy Industries	6,300	221
Samsung Life Insurance	3,497	337
Seah Besteel*	2,089	57
SK Telecom ADR	60,085	1,018
Taekwang Industrial*	25	22
YeaRimDang Publishing*	3,125	494
Youngone*	1,140	40

		15,927

Spain — 0.2%
Cemex Latam Holdings*	62,103	469
Enagas	15,906	377
Red Electrica	2,139	119
Tecnicas Reunidas	23,566	1,198

		2,163

Sweden — 0.4%
Hennes & Mauritz, Cl B	54,331	2,000
Skandinaviska Enskilda Banken, Cl A	130,788	1,310

		3,310

Switzerland — 1.9%
Givaudan	1,438	1,598
Julius Baer Group	33,749	1,381
Nestle	16,763	1,176
Novartis	66,371	4,519
Pentair	5,851	297
Roche Holding	6,908	1,528
Swatch Group	1,045	573
Syngenta	4,083	1,762
Transocean	10,900	618
UBS	108,569	1,882
Zurich Insurance Group	5,269	1,515

		16,849

Taiwan — 0.8%
Asustek Computer	33,000	378
Chailease Holding	51,000	136
Chicony Electronics	33,085	92
Chunghwa Telecom	104,000	331
Compal Electronics	115,000	84
CTCI	41,000	78
Farglory Land Development	43,000	79
Formosa Taffeta	22,000	21
Hon Hai Precision Industry	342,300	978
Huaku Development	36,680	90
Lite-On Technology	205,950	297
MediaTek	25,820	282
MStar Semiconductor	22,000	167
Pegatron*	214,000	283
Phison Electronics	41,000	277
Pou Chen	226,000	226

4	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Description	Shares	Market Value ($ Thousands)

President Chain Store	28,000	$151
Radiant Opto-Electronics	62,650	243
Realtek Semiconductor	107,283	241
Taishin Financial Holding	515,969	204
Taiwan Semiconductor Manufacturing	391,967	1,347
Teco Electric and Machinery	363,000	302
U-Ming Marine Transport	41,000	66
United Microelectronics	1,088,000	424
Yageo	124,000	36

		6,813

Thailand — 0.4%
Bangkok Bank	96,200	693
CP ALL	313,100	491
Electricity Generating	8,900	45
Kiatnakin Bank	83,800	140
Krung Thai Bank	1,566,950	1,203
PTT	28,200	322
Siam Cement	10,525	157
Siam Makro	12,294	184
Thai Beverage	177,000	75

		3,310

Turkey — 0.2%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	34,164	39
Eregli Demir ve Celik Fabrikalari	86,232	123
Ford Otomotiv Sanayi	35,680	406
Tekfen Holding	99,634	408
Tofas Turk Otomobil Fabrikasi	25,893	156
Tupras Turkiye Petrol Rafinerileri	6,573	181
Turkcell Iletisim Hizmetleri ADR*	16,300	255
Turkiye Sise ve Cam Fabrikalari	87,724	153
Ulker Biskuvi Sanayi	15,768	90

		1,811

United Kingdom — 5.1%
Anglo American ADR	10,700	160
ARM Holdings	78,097	1,069
Aviva	208,000	1,209
Balfour Beatty	214,025	900
Barclays	263,203	1,256
BG Group	74,636	1,325
BP ADR	25,051	1,115
British American Tobacco	74,508	3,878
Burberry Group	63,789	1,372
Carnival	56,036	2,275
Delphi Automotive	7,200	278
HSBC Holdings	405,288	4,614
Kingfisher	414,250	1,771
Michael Page International	122,317	790
Pearson	74,174	1,404
Petrofac	53,314	1,384

Description	Shares	Market Value ($ Thousands)

Reckitt Benckiser Group	41,060	$2,736
Rexam	141,884	1,054
Rio Tinto	23,758	1,341
Rolls-Royce Holdings	191,202	2,868
Rowan, Cl A	10,865	375
Royal Bank of Scotland Group*	216,923	1,181
Royal Dutch Shell, Cl A	34,020	1,209
SABMiller	30,892	1,543
Standard Chartered	89,237	2,373
Tesco	361,270	2,041
Tullow Oil	37,408	675
Vodafone Group	1,395,730	3,808

		46,004

UNITED STATES — 64.1%

Consumer Discretionary — 7.3%
Abercrombie & Fitch, Cl A	3,517	176
Aeropostale*	7,500	101
Amazon.com	3,235	859
American Eagle Outfitters	26,340	532
America’s Car-Mart*	5,100	203
Ameristar Casinos	2,300	61
ANN	400	12
Apollo Group, Cl A	6,500	131
Arctic Cat*	5,600	202
AutoZone*	5,771	2,134
Bally Technologies	6,105	294
Beazer Homes USA	8,180	154
Belo, Cl A	4,600	39
Best Buy	27,200	442
Big Lots	4,790	154
Biglari Holdings*	400	147
Bravo Brio Restaurant Group	7,700	115
Brown Shoe	19,700	340
Capella Education	3,200	87
Career Education	36,600	127
Carmike Cinemas*	8,400	134
Cato, Cl A	13,000	358
CBS, Cl B	20,700	864
Churchill Downs	2,965	192
Coach	56,551	2,884
Comcast, Cl A	152,060	5,662
Cooper Tire & Rubber	6,700	171
Core-Mark Holding	5,200	261
Corinthian Colleges*	52,300	129
Crocs	4,400	65
Deckers Outdoor*	2,226	89
Destination Maternity	7,200	164
DIRECTV*	14,630	748
Discovery Communications, Cl A	5,029	349
Drew Industries	1,200	44
Express*	2,700	50
Ford Motor	113,114	1,465

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	5

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2013

Description	Shares	Market Value ($ Thousands)

Fossil	28,933	$3,055
Fred’s, Cl A	8,400	111
GameStop, Cl A	20,000	464
Gap	23,100	755
General Motors	19,930	560
G-III Apparel Group*	1,300	47
Groupon, Cl A*	9,276	51
H&R Block	27,200	619
Hanesbrands	6,500	244
Hasbro	13,415	501
Helen of Troy	6,000	217
hhgregg*	10,200	86
Home Depot	14,672	982
Hot Topic	6,500	72
Iconix Brand Group	16,440	395
ITT Educational Services*	3,500	59
Jack in the Box	1,100	32
Krispy Kreme Doughnuts	32,400	421
Las Vegas Sands	4,900	271
La-Z-Boy, Cl Z	3,400	53
Lear	4,177	205
Liberty Global, Cl A*	4,400	300
Liberty Interactive, Cl A*	11,100	236
Liberty Ventures, Ser A*	2,225	166
Lithia Motors, Cl A	600	26
Lowe’s	74,410	2,842
Lululemon Athletica*	4,400	304
M/I Homes	4,100	112
Macy’s	84,785	3,350
Maidenform Brands	5,200	101
Marriott Vacations Worldwide	100	4
Mattel	8,500	320
Matthews International, Cl A	11,840	388
McDonald’s	8,903	848
Modine Manufacturing*	44,000	373
Movado Group	5,400	197
Multimedia Games Holding*	15,600	264
NACCO Industries, Cl A	2,800	182
News, Cl A	62,280	1,728
NIKE, Cl B	7,300	395
Office Depot	47,300	205
OfficeMax	30,500	329
Omnicom Group	6,200	336
Orient-Express Hotels, Cl A	13,000	151
Papa John’s International*	1,100	62
Perry Ellis International	8,600	166
PetMed Express	22,200	289
priceline.com*	500	343
PVH	1,759	209
Quiksilver*	3,700	24
Ross Stores	22,270	1,330
Scholastic	3,700	110
Service International	16,100	240
Six Flags Entertainment	2,600	164

Description	Shares	Market Value ($ Thousands)

Smith & Wesson Holding*	18,800	$162
Sonic*	12,600	141
Standard Motor Products	7,300	169
Starbucks	81,835	4,592
Starwood Hotels & Resorts Worldwide	5,000	307
Steiner Leisure	3,700	167
Stewart Enterprises, Cl A	5,900	49
Target	15,720	950
Tempur-Pedic International	2,707	106
Tenneco	7,860	275
Texas Roadhouse, Cl A	18,145	319
Tiffany	4,445	292
Time Warner	21,499	1,086
Time Warner Cable	4,367	390
TJX	22,400	1,012
Valassis Communications	4,300	121
Vera Bradley	17,570	444
Viacom, Cl B	80,445	4,855
Walt Disney	16,200	873
Warnaco Group	700	51
Weight Watchers International	5,555	297
Wet Seal, Cl A	52,400	147
Whirlpool	7,600	877
Winnebago Industries	2,100	39
Wyndham Worldwide	12,600	703
Yum! Brands	37,910	2,462

		66,119

Consumer Staples — 5.3%
Altria Group	36,300	1,223
Andersons	1,100	52
Archer-Daniels-Midland	11,700	334
Avon Products	40,600	689
Beam	4,600	282
Bunge	4,050	323
Central Garden and Pet, Cl A*	38,495	370
Chiquita Brands International	33,100	243
Coca-Cola	34,912	1,300
Colgate-Palmolive	6,200	666
Costco Wholesale	33,868	3,466
CVS Caremark	95,181	4,873
Darling International*	10,800	182
Estee Lauder, Cl A	57,292	3,491
Fresh Del Monte Produce	15,100	398
General Mills	10,639	446
Green Mountain Coffee Roasters*	5,031	229
HJ Heinz	6,328	384
Ingredion	7,800	515
Kimberly-Clark	5,900	528
Kraft Foods Group	9,400	434
Kroger	51,451	1,425
Lancaster Colony	1,400	100
Lorillard	21,900	856
Mead Johnson Nutrition, Cl A	51,699	3,929

6	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Description	Shares	Market Value ($ Thousands)

Medifast	12,400	$304
Molson Coors Brewing, Cl B	2,910	132
Mondelez International, Cl A	21,200	589
PepsiCo	48,815	3,556
Philip Morris International	18,721	1,650
Pilgrim’s Pride	14,700	124
Prestige Brands Holdings*	5,200	112
Procter & Gamble	61,443	4,618
Rite Aid*	43,500	70
Sanderson Farms	1,400	71
Spectrum Brands Holdings	1,400	71
Sysco	72,850	2,314
TreeHouse Foods	4,140	219
Tyson Foods, Cl A	17,300	383
USANA Health Sciences	3,700	131
Walgreen	24,600	983
Wal-Mart Stores	70,340	4,920
WD-40	700	37
Whole Foods Market	3,100	298

		47,320

Energy — 7.1%
Anadarko Petroleum	5,691	455
Apache	13,400	1,122
Baker Hughes	6,559	293
Bristow Group	3,000	171
Cabot Oil & Gas	5,710	301
Cameron International	4,910	311
Chesapeake Energy	12,708	256
Chevron	73,773	8,495
Cloud Peak Energy	3,100	54
ConocoPhillips	85,898	4,982
CONSOL Energy	7,202	226
Contango Oil & Gas	500	21
CVR Energy	1,700	100
Delek US Holdings	3,300	112
Devon Energy	6,300	360
Diamondback Energy	9,160	205
Energy XXI Bermuda	4,400	138
EOG Resources	3,446	431
EPL Oil & Gas*	9,200	225
Exxon Mobil	113,754	10,234
FMC Technologies*	75,973	3,597
Green Plains Renewable Energy*	3,500	27
Halliburton	24,500	997
Helix Energy Solutions Group*	3,200	76
Hess	13,300	893
HollyFrontier	12,000	627
Key Energy Services	30,870	251
Kinder Morgan	7,175	269
Marathon Oil	23,157	778
Marathon Petroleum	21,600	1,603
Mitcham Industries*	10,400	154
Murphy Oil	26,970	1,605

Description	Shares	Market Value ($ Thousands)

Nabors Industries	30,000	$500
National Oilwell Varco	8,900	660
Newfield Exploration	6,423	189
Occidental Petroleum	42,111	3,717
Parker Drilling*	24,300	137
Patterson-UTI Energy	28,800	586
PBF Energy, Cl A*	10,840	362
PDC Energy*	5,600	207
Peabody Energy	58,960	1,483
Penn Virginia	35,900	154
PetroQuest Energy*	4,000	21
Phillips 66	7,271	440
QEP Resources	8,160	240
Rentech	67,200	206
Rosetta Resources*	4,925	261
SandRidge Energy*	19,778	140
Schlumberger	142,845	11,149
Ship Finance International	9,500	160
Southwestern Energy	7,603	261
Stone Energy*	2,600	59
Swift Energy	5,200	78
Targa Resources	5,810	351
Tesco*	23,400	283
TETRA Technologies*	1,200	10
Triangle Petroleum*	5,000	31
Vaalco Energy	25,800	219
Valero Energy	38,100	1,666
W&T Offshore	2,600	46
Western Refining	9,500	320
Willbros Group	24,500	160
Williams	12,000	421

		63,886

Financials — 10.4%
ACE	13,600	1,161
Aflac	17,402	923
Allied World Assurance Holdings	2,900	246
Allstate	18,700	821
American Assets Trust‡	2,200	64
American Campus Communities‡	5,126	239
American Express	74,860	4,403
American International Group*	6,600	250
American Tower, Cl A‡	6,200	472
Ameriprise Financial	43,665	2,896
AMERISAFE	2,800	80
Apartment Investment & Management, Cl A‡	8,300	226
Arch Capital Group	9,996	464
Argo Group International Holdings	8,700	314
Aspen Insurance Holdings	6,730	230
Associated Estates Realty‡	800	13
Assurant	11,400	436
Bank of America	278,049	3,148
Bank of New York Mellon	16,263	442

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	7

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2013

Description	Shares	Market Value ($ Thousands)

Banner	3,900	$118
Berkshire Hathaway, Cl B	42,066	4,077
BGC Partners, Cl A	57,100	228
BlackRock, Cl A	2,033	480
BlackRock Kelso Capital	30,400	324
Brown & Brown	15,400	421
Campus Crest Communities‡	3,400	41
Capital One Financial	35,655	2,008
Charles Schwab	277,664	4,590
Chesapeake Lodging Trust‡	13,100	280
Chubb	9,800	787
Citigroup	219,667	9,261
Citizens Republic Bancorp*	1,300	27
City Holding	4,700	178
CNO Financial Group	8,400	86
Colonial Properties Trust‡	900	20
Columbia Banking System	3,700	75
Comerica	12,500	430
Coresite Realty‡	9,300	274
Cousins Properties‡	16,700	149
Credit Acceptance	2,700	269
Discover Financial Services	24,600	944
Douglas Emmett‡	9,700	226
East West Bancorp	19,745	463
EastGroup Properties‡	400	22
Employers Holdings	1,100	23
Encore Capital Group*	3,000	90
Equity Lifestyle Properties‡	10,300	738
Extra Space Storage‡	19,125	762
FelCor Lodging Trust‡	4,700	25
Fifth Third Bancorp	32,200	525
First American Financial	3,500	84
First Cash Financial Services	1,000	53
First Citizens BancShares, Cl A	1,186	207
First Commonwealth Financial	16,300	115
First Industrial Realty Trust‡*	1,800	28
First Midwest Bancorp	2,700	34
Franklin Resources	5,400	739
Getty Realty‡	3,900	74
Goldman Sachs Group	20,743	3,067
Government Properties Income Trust‡	1,200	30
Hatteras Financial‡	8,358	226
Healthcare Realty Trust‡	3,800	97
Hercules Technology Growth Capital	4,700	57
Home BancShares	600	21
Horace Mann Educators	18,300	398
Hospitality Properties Trust‡	19,100	482
Hudson Pacific Properties‡	1,000	21
Huntington Bancshares	58,200	405
Infinity Property & Casualty	3,500	208
Inland Real Estate‡	40,300	366
International Bancshares	2,200	43
Investment Technology Group	13,700	139
Janus Capital Group	13,250	123

Description	Shares	Market Value ($ Thousands)

Jones Lang LaSalle	10,200	$940
JPMorgan Chase	96,926	4,560
KeyCorp	116,638	1,096
Kilroy Realty‡	13,700	684
LaSalle Hotel Properties‡	800	22
Lexington Realty Trust‡	200	2
Liberty Property Trust‡	6,500	255
Lincoln National	26,451	767
Loews	7,585	329
LTC Properties‡	3,900	145
Macerich‡	6,140	367
Mack-Cali Realty‡	18,600	505
Main Street Capital	100	3
Marsh & McLennan	10,300	365
MB Financial	3,000	67
McGraw-Hill	5,500	316
MetLife	8,800	329
MGIC Investment	15,800	44
Mid-America Apartment Communities‡	6,930	453
Morgan Stanley	17,952	410
National Health Investors‡	600	38
National Penn Bancshares	2,600	25
NBT Bancorp	8,000	166
Nelnet, Cl A	12,700	387
Northwest Bancshares	200	3
Ocwen Financial*	8,100	316
Old Republic International	20,341	232
Oritani Financial	3,900	59
PacWest Bancorp	25,410	698
PennantPark Investment	5,300	59
Pennsylvania‡	6,300	116
Pinnacle Financial Partners	1,500	32
Piper Jaffray	8,400	325
Platinum Underwriters Holdings	11,200	546
PNC Financial Services Group	47,835	2,956
Popular	10,062	270
Post Properties‡	4,400	213
Potlatch‡	2,100	91
Primerica*	1,900	62
Principal Financial Group	14,900	462
Progressive	14,200	319
Prospect Capital	24,800	280
Provident Financial Services	8,100	120
Prudential Financial	17,740	1,027
PS Business Parks‡	5,565	397
Public Storage‡	4,800	739
Ramco-Gershenson Properties Trust‡	20,500	310
Raymond James Financial	11,780	526
Realogy Holdings*	12,570	563
Regency Centers‡	5,000	249
Regions Financial	68,600	534
Reinsurance Group of America, Cl A	7,100	407
Retail Opportunity Investments‡	5,200	68
RLI	100	7

8	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Description	Shares	Market Value ($ Thousands)

RLJ Lodging Trust‡	6,100	$128
Sabra Health Care‡	17,000	427
Senior Housing Properties Trust‡	9,900	239
Signature Bank NY	7,285	539
Simon Property Group‡	7,000	1,121
Solar Capital	2,400	61
Sovran Self Storage‡	1,000	65
STAG Industrial‡	11,000	217
StanCorp Financial Group	5,638	219
Starwood Property Trust‡	2,200	56
State Street	19,499	1,085
Sterling Financial	1,400	30
Sunstone Hotel Investors‡	6,500	75
SunTrust Banks	31,400	891
Susquehanna Bancshares	2,200	25
Symetra Financial	8,500	119
T Rowe Price Group	14,200	1,015
Taubman Centers‡	9,100	742
TICC Capital	40,100	428
Travelers	16,100	1,263
Two Harbors Investment‡	4,700	58
Umpqua Holdings	2,400	30
Unum Group	11,736	274
US Bancorp	52,600	1,741
ViewPoint Financial Group	14,600	309
Vornado Realty Trust‡	1,455	123
Waddell & Reed Financial, Cl A	12,065	479
Weingarten Realty Investors‡	8,400	242
Wells Fargo	123,460	4,300
Weyerhaeuser‡	11,300	340
Wilshire Bancorp	37,600	231
Wintrust Financial	14,875	551

		93,470

Health Care — 8.7%
Abbott Laboratories	19,200	651
AbbVie	16,800	616
Accuray*	6,200	32
Aetna	15,500	748
Affymax*	6,300	118
Alexion Pharmaceuticals*	3,200	301
Allergan	4,600	483
Amedisys	15,300	170
AmerisourceBergen, Cl A	9,500	431
Amgen	31,810	2,718
Analogic	2,300	175
Antares Pharma*	4,300	16
Arena Pharmaceuticals*	7,200	61
Arqule	9,600	24
Array BioPharma*	28,800	109
ArthroCare	1,000	37
Auxilium Pharmaceuticals	2,800	52
Baxter International	42,215	2,864
Biogen Idec	3,300	515

Description	Shares	Market Value ($ Thousands)

Bio-Reference Labs	400	$11
Boston Scientific*	92,100	688
Bristol-Myers Squibb	18,000	651
Brookdale Senior Living, Cl A*	11,660	315
Cantel Medical	8,700	273
Cardinal Health	13,000	569
CareFusion*	27,405	851
Celgene*	4,600	455
Computer Programs & Systems	1,900	100
CONMED	9,600	282
Covance*	47,078	3,141
Covidien	32,600	2,032
Cyberonics*	1,600	69
DaVita HealthCare Partners*	23,282	2,687
Dendreon	500	3
Dynavax Technologies	14,400	44
Edwards Lifesciences*	3,000	270
Eli Lilly	22,200	1,192
Emergent Biosolutions	21,500	345
Endocyte*	20,400	205
Ensign Group	6,300	180
Express Scripts Holding	98,200	5,246
Gentiva Health Services	25,700	255
Gilead Sciences	43,664	1,723
Greatbatch	1,700	45
Haemonetics*	10,955	460
Hanger*	1,400	40
HealthSouth	2,800	67
Henry Schein	4,115	355
Hi-Tech Pharmacal	100	4
Humana	7,600	565
ICU Medical	5,400	326
Idenix Pharmaceuticals*	1,200	6
IDEXX Laboratories	25,880	2,464
Impax Laboratories*	6,700	135
Infinity Pharmaceuticals	700	24
Integra LifeSciences Holdings*	200	8
Intuitive Surgical	7,445	4,276
Invacare	2,600	41
Johnson & Johnson	96,120	7,105
Laboratory Corp of America Holdings*	3,085	276
LHC Group	7,300	156
LifePoint Hospitals	5,324	233
McKesson	34,330	3,613
Medicines*	100	3
Medtronic	28,550	1,330
Merck	80,915	3,500
Merit Medical Systems*	1,100	15
Momenta Pharmaceuticals*	4,100	52
MWI Veterinary Supply*	1,200	135
Neurocrine Biosciences*	6,300	57
NPS Pharmaceuticals	3,500	31
NuVasive*	1,400	24
Omnicare	6,438	251

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	9

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2013

Description	Shares	Market Value ($ Thousands)

OraSure Technologies*	3,200	$23
Orexigen Therapeutics*	24,200	138
Orthofix International	7,600	290
PDL BioPharma	41,000	282
Pfizer	378,498	10,325
Pharmacyclics*	2,100	146
PharMerica	14,300	207
Pozen*	24,600	131
PSS World Medical*	800	23
Regeneron Pharmaceuticals	1,300	226
Rigel Pharmaceuticals*	27,600	181
Santarus*	23,900	319
Sciclone Pharmaceuticals*	56,200	294
Select Medical Holdings	15,300	149
Sirona Dental Systems	3,600	239
STERIS	1,500	57
Team Health Holdings	5,400	183
Teleflex	3,100	233
Thermo Fisher Scientific	14,555	1,050
Threshold Pharmaceuticals*	17,900	83
UnitedHealth Group	56,070	3,096
VCA Antech*	21,255	459
Vertex Pharmaceuticals	35,850	1,605
Warner Chilcott, Cl A	19,800	281
WellCare Health Plans	500	25
WellPoint	9,500	616
XenoPort	27,500	231
Zoetis, Cl A*	9,500	247

		78,444

Industrials — 7.4%
3M	11,740	1,180
Actuant, Cl A	11,300	333
Acuity Brands	1,000	69
ADT	7,720	367
AECOM Technology*	9,333	239
AGCO	10,300	546
Aircastle	9,800	135
Alaska Air Group*	8,615	397
Albany International, Cl A	4,900	123
Alliant Techsystems	3,433	222
Altra Holdings	3,400	81
Amerco	400	54
American Science & Engineering	2,900	196
Apogee Enterprises	12,000	293
ARC Document Solutions*	34,325	82
AZZ	300	13
BE Aerospace	7,670	395
Boeing	22,300	1,647
Brady, Cl A	900	31
Cascade	100	7
Caterpillar	16,144	1,588
CH Robinson Worldwide	4,610	305
CIRCOR International	1,800	75

Description	Shares	Market Value ($ Thousands)

Corrections Corp of America‡	2,505	$95
Crane	14,500	729
Cummins	3,200	367
Danaher	71,635	4,293
Deere	5,412	509
Delta Air Lines	36,700	510
DXP Enterprises	1,100	63
Dycom Industries	6,800	143
Echo Global Logistics	15,080	280
EMCOR Group	600	22
Emerson Electric	8,092	463
EnerSys*	2,100	86
Equifax	4,800	282
Esterline Technologies	600	40
Exelis	18,869	207
Expeditors International of Washington	6,714	288
Exponent	2,700	132
Fastenal	6,400	318
FedEx	9,400	954
Fluor	78,861	5,113
FreightCar America	1,100	27
G&K Services, Cl A	6,100	244
Gardner Denver	2,854	201
Generac Holdings	700	26
General Cable	6,738	226
General Dynamics	6,800	451
General Electric	358,423	7,986
Genesee & Wyoming, Cl A	1,500	127
GeoEye*	500	18
Granite Construction	1,700	62
H&E Equipment Services	3,100	60
Harsco	13,280	339
Honeywell International	44,041	3,005
Hub Group, Cl A*	12,025	443
Hyster-Yale Materials Handling, Cl A	1,000	50
II-VI	23,850	406
Illinois Tool Works	6,600	415
Insperity	6,200	208
Jacobs Engineering Group*	5,746	276
John Bean Technologies	9,300	174
Joy Global	19,255	1,216
KAR Auction Services	15,940	340
Kennametal	5,700	234
Kforce	13,700	189
L-3 Communications Holdings, Cl 3	6,400	486
Lennox International	4,200	242
Lockheed Martin	3,200	278
Manpower	5,258	271
Masco	10,001	184
MasTec	17,330	490
Meritor*	26,200	119
Middleby*	1,630	230
Mine Safety Appliances	1,000	46
Mueller Industries	3,200	171

10	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Description	Shares	Market Value ($ Thousands)

Mueller Water Products, Cl A	29,700	$176
MYR Group*	13,600	305
Navigant Consulting*	9,700	112
Norfolk Southern	5,800	400
Northrop Grumman	16,703	1,086
Oshkosh	5,202	204
PACCAR	7,225	340
Parker Hannifin	17,790	1,654
Precision Castparts	1,737	319
Primoris Services	3,400	65
Quanta Services*	10,935	317
Raytheon	12,057	635
Regal-Beloit	4,425	328
Republic Services, Cl A	41,640	1,328
Resources Connection	20,000	244
Roper Industries	29,235	3,434
RR Donnelley & Sons	17,595	162
Saia	10,100	262
Sauer-Danfoss	500	27
SkyWest	200	2
Spirit Airlines	1,700	33
SPX	4,670	349
Standex International	3,900	221
Stanley Black & Decker	3,701	284
Steelcase, Cl A	6,800	93
Stericycle*	35,705	3,369
Swift Transportation, Cl A	4,200	57
Taser International	6,900	58
Textainer Group Holdings	1,300	54
Toro	8,100	357
Trex	1,400	59
Trimas	15,100	466
TrueBlue	9,500	163
Tyco International	10,800	326
Union Pacific	21,841	2,871
United Continental Holdings	8,692	210
United Parcel Service, Cl B	5,200	412
United Technologies	27,012	2,365
URS	14,600	606
US Airways Group	4,200	60
Waste Management	9,800	356
Xylem	8,908	249

		66,930

Information Technology — 12.9%
Active Network	1,600	9
Actuate	32,900	185
Acxiom*	3,100	55
Adobe Systems	8,729	330
Advanced Energy Industries*	14,700	226
Alliance Data Systems*	1,800	284
Amdocs	20,500	732
Amphenol, Cl A	52,577	3,553
ANSYS	31,689	2,332

Description	Shares	Market Value ($ Thousands)

Apple	31,537	$14,359
Applied Materials	41,400	534
Arris Group	5,700	94
Arrow Electronics*	6,064	233
Aspen Technology*	2,900	89
ATMI*	3,000	61
Autodesk	12,770	497
Automatic Data Processing	7,833	464
Avnet*	9,900	350
Benchmark Electronics	2,500	44
Black Box	5,100	119
Blucora	23,100	343
BMC Software	8,325	346
Broadcom, Cl A	10,500	341
Broadridge Financial Solutions	7,300	172
Brooks Automation	4,100	38
CA	15,500	385
Calix*	20,700	168
Ceva*	3,600	55
Cirrus Logic	100	3
Cisco Systems	387,298	7,967
Citrix Systems	32,249	2,359
Cognizant Technology Solutions, Cl A*	48,510	3,793
Computer Sciences	15,400	644
Comtech Telecommunications	1,200	32
Convergys	3,300	56
Cray	19,300	358
CSG Systems International*	13,500	254
Dell	18,739	248
Digital River*	4,500	65
EarthLink	23,700	161
eBay*	11,245	629
Electronic Arts*	10,403	164
Ellie Mae	3,800	76
EMC*	96,760	2,381
Emulex	300	2
Equinix	1,318	284
ExlService Holdings	2,200	65
Extreme Networks	4,800	18
Facebook, Cl A*	22,905	709
FLIR Systems	17,615	419
FormFactor	27,300	136
Genpact	113,200	1,896
Global Cash Access Holdings	38,500	291
Glu Mobile	12,200	32
Google, Cl A*	12,813	9,683
Harmonic*	27,700	145
Heartland Payment Systems	100	3
Hewlett-Packard	65,100	1,075
Informatica	11,370	421
Ingram Micro, Cl A	12,171	221
Insight Enterprises*	9,200	180
Intel	73,209	1,540
Intermec	300	3

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	11

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2013

Description	Shares	Market Value ($ Thousands)

International Business Machines	18,255	$3,707
Intuit	5,900	368
j2 Global	10,980	350
Juniper Networks	9,619	215
Kemet*	13,900	80
KLA-Tencor	1,247	68
Limelight Networks*	13,600	32
Littelfuse	6,640	425
Loral Space & Communications	2,400	141
LSI	96,800	681
LTX-Credence	17,900	110
Manhattan Associates	300	21
Marvell Technology Group	25,900	240
Mastercard, Cl A	13,225	6,856
Mentor Graphics*	5,500	94
MercadoLibre	8,100	716
Microsemi	20,870	437
Microsoft	141,664	3,892
Motorola Solutions	16,519	965
Move	20,400	193
National Instruments	74,661	2,120
NetApp*	91,929	3,310
Netscout Systems*	24,720	643
NeuStar, Cl A	12,700	573
Newport*	700	10
NVIDIA	20,159	247
ON Semiconductor*	89,267	701
Oracle	140,872	5,002
Photronics*	3,700	22
PLX Technology*	16,800	78
PMC - Sierra*	37,080	214
Polycom*	12,365	136
Power-One	29,500	119
Progress Software	100	2
PTC*	900	21
QLogic	5,700	66
QUALCOMM	116,637	7,702
Quantum*	43,400	59
Red Hat	14,025	779
Responsys	3,400	26
Riverbed Technology	7,010	136
Rovi	8,066	139
Salesforce.com*	16,737	2,881
SanDisk	4,300	215
Silicon Image*	2,000	10
Smith Micro Software*	14,100	21
Sonus Networks	11,800	27
Spansion, Cl A*	4,500	52
SS&C Technologies Holdings*	15,880	359
STEC*	4,200	21
Sykes Enterprises	2,000	32
Symantec	60,767	1,323
Tech Data	4,586	234
Tellabs	42,100	96

Description	Shares	Market Value ($ Thousands)

Tessera Technologies	1,300	$23
Texas Instruments	74,084	2,451
Travelzoo	2,500	55
Tyler Technologies	700	38
Unisys	4,300	95
United Online	45,200	300
Visa, Cl A	10,480	1,655
Volterra Semiconductor	4,900	81
Websense	1,500	22
Western Digital	4,753	223
Xilinx	8,275	302
Yahoo!	63,696	1,250

		116,173

Materials — 2.3%
A Schulman	6,300	203
AK Steel Holding	900	4
Allegheny Technologies	5,426	172
Aptargroup	4,578	236
Boise	20,100	166
Carpenter Technology	7,370	386
Celanese, Cl A	5,406	254
CF Industries Holdings	3,887	891
Chemtura*	2,900	69
Clearwater Paper	1,900	86
Cytec Industries	3,150	231
Domtar	4,800	400
Dow Chemical	12,538	404
E.I. du Pont de Nemours	9,700	460
Eastman Chemical	11,500	818
Ecolab	36,443	2,639
Ferro	13,400	68
Freeport-McMoRan Copper & Gold	64,525	2,275
Haynes International	500	26
Headwaters*	17,000	159
Horsehead Holding	2,000	20
Innophos Holdings	6,865	347
Innospec	9,100	366
International Paper	16,700	692
Koppers Holdings	700	28
Kraton Performance Polymers*	4,900	129
Metals USA Holdings	20,400	367
Minerals Technologies	2,200	91
Monsanto	25,982	2,633
Myers Industries	1,700	25
Noranda Aluminum Holding	25,900	153
Nucor	7,292	335
OM Group*	1,700	47
Packaging Corp of America	25,000	961
PH Glatfelter	1,800	33
PPG Industries	2,700	372
Praxair	3,710	410
Reliance Steel & Aluminum	3,700	239
Rock Tenn, Cl A	6,628	523

12	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Description	Shares	Market Value ($ Thousands)

Rockwood Holdings	5,635	$308
Royal Gold	3,061	229
Schnitzer Steel Industries, Cl A	600	17
Schweitzer-Mauduit International	13,850	564
Sensient Technologies	1,600	61
US Silica Holdings	30,055	603
Valspar	13,100	868
Walter Energy	6,100	229
Worthington Industries	2,500	69

		20,666

Telecommunication Services — 1.0%
AT&T	141,644	4,928
CenturyLink	10,300	417
Crown Castle International	4,400	310
NII Holdings*	7,905	55
Sprint Nextel*	141,534	797
Telephone & Data Systems	20,500	519
Verizon Communications	40,926	1,785
Vonage Holdings	8,100	21

		8,832

Utilities — 1.7%
AES	36,700	398
Alliant Energy	11,200	513
Ameren	41,200	1,336
American Electric Power	21,900	992
American States Water	5,900	298
American Water Works	13,400	513
Aqua America	9,000	245
Avista	800	21
California Water Service Group	31,875	622
CH Energy Group	900	58
CMS Energy	10,500	270
Dominion Resources	8,900	482
DTE Energy	19,800	1,254
Duke Energy	8,933	614
Edison International	18,100	872
El Paso Electric	900	30
Entergy	15,100	976
Exelon	13,989	440
Great Plains Energy	11,000	235
Hawaiian Electric Industries	8,723	235
Laclede Group	500	20
New Jersey Resources	7,335	308
NextEra Energy	6,600	476
NorthWestern	600	22
NV Energy	13,000	246
Otter Tail	11,300	304
PG&E	13,100	559
PNM Resources	1,400	30
Portland General Electric	3,100	89
Public Service Enterprise Group	34,200	1,066
Southern	12,200	540

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

TECO Energy	13,300	$236
UGI	6,900	243
Westar Energy	8,000	241

		14,784

		576,624

Total Common Stock (Cost $766,588) ($ Thousands)		835,560

PREFERRED STOCK — 0.5%

Brazil — 0.2%
Banco do Estado do Rio Grande do Sul	17,600	151
Bradespar	8,400	130
Itau Unibanco Holding	13,600	235
Klabin	34,300	235
Petroleo Brasileiro	46,600	423
Vale	28,400	553

		1,727

Germany — 0.3%
Volkswagen	9,524	2,355

Total Preferred Stock (Cost $3,824) ($ Thousands)		4,082

EXCHANGE TRADED FUNDS — 0.3%
iShares MSCI Emerging Markets Index Fund	11,010	487
SPDR S&P 500 Trust	752	113
Vanguard FTSE Emerging Markets Fund	4,900	218
Wisdom Tree India Earnings Fund	99,157	2,003

Total Exchange Traded Funds (Cost $2,672) ($ Thousands)		2,821

	Number of Warrants

WARRANTS — 0.0%

United States — 0.0%
Dynegy, Expires 2017*	3,150	4

Total Warrants (Cost $20) ($ Thousands)		4

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bills
0.090%, 06/27/13 (B) (C)	$24,000	23,992
0.040%, 02/07/13 (B) (C)	10	10

Total U.S. Treasury Obligations (Cost $24,001) ($ Thousands)		24,002

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	13

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

January 31, 2013

Description		Face Amount ($ Thousands) (1)/ Shares	Market Value ($ Thousands)

TIME DEPOSITS — 1.9%
Brown Brothers Harriman
4.000%	ZAR	14	$2
2.112%	AUD	2	3
0.553%	NOK	—	—
0.202%	CAD	—	—
0.062%	GBP	15	23
0.030%		16,690	16,690
0.010%	JPY	—	—
0.005%	HKD	2	—
0.001%	CHF	88	97
0.050%	SEK	—	—
-0.036%	EUR	—	—
-0.050%	DKK	—	—

Total Time Deposits (Cost $16,815) ($ Thousands)			16,815

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust Prime Obligation Fund, Cl A 0.020%†**		16,311,207	16,311

Total Cash Equivalent (Cost $16,311) ($ Thousands)			16,311

Total Investments — 100.0% (Cost $830,231) ($ Thousands)			$899,595

The open futures contracts held by the Fund at January 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	539	Mar-2013	$1,446

For the period ended January 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The outstanding forward foreign currency contracts held by the Fund at January 31, 2013, is as follows:

Maturity Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
2/19/13-5/8/13	EUR	2,566	USD	3,287	$(197)
5/8/13	USD	2,409	EUR	1,857	113

					$(84)

The counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
State Street	$(5,893)	$5,809	$(84)

For the period ended January 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $899,927 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of January 31, 2013.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	All or a portion of this security has been pledged as collateral for open futures contracts.

(C)	The rate reported is the effective yield at time of purchase.

ADR	— American Depositary Receipt

AUD	— Australian Dollar

CAD	— Canadian Dollar

CHF	— Swiss Franc

Cl	— Class

DKK	— Danish Krone

EUR	— Euro

FTSE	— Financial Times and London Stock Exchange

GBP	— British Pound Sterling

GDR	— Global Depositary Receipt

HKD	— Hong Kong Dollar

JPY	— Japanese Yen

MSCI	— Morgan Stanley Capital International

NOK	— Norwegian Krone

S&P	— Standard & Poor’s

SEK	— Swedish Krona

Ser	— Series

SPDR	— Standard & Poor’s Depository Receipt

USD	— United States Dollar

ZAR	— South African Rand

The following is a list of the inputs used as of January 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$835,560	$—	$—	$835,560
Preferred Stock	4,082	—	—	4,082
Exchange Traded Funds	2,821	—	—	2,821
Warrants	4	—	—	4
U.S. Treasury Obligations	—	24,002	—	24,002
Time Deposits	—	16,815	—	16,815
Cash Equivalent	16,311	—	—	16,311

Total Investments in Securities	$858,778	$40,817	$—	$899,595

14	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,446	$—	$—	$1,446
Forward Foreign Currency Contracts*	—	(84)	—	(84)

Total Other Financial Instruments	$1,446	$(84)	$—	$1,362

*	Futures and forward currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended January 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	15

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

January 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 25.2%

Agency Mortgage-Backed Obligations — 21.0%
FHLMC
4.500%, 02/01/41 to 07/01/41	$8,093	$8,992
4.000%, 12/01/40 to 03/01/41	15,818	17,465
3.500%, 11/01/25 to 02/01/26	6,063	6,515
FNMA
6.000%, 09/01/24 to 09/01/40	9,129	10,023
4.500%, 12/01/40 to 09/01/41	3,826	4,232
3.000%, 03/01/27 to 05/01/27	6,213	6,612
2.630%, 09/01/17	5,463	5,795
2.500%, 12/01/22	2,600	2,705
FNMA TBA
4.500%, 02/01/34	11,600	12,448
3.000%, 02/25/43	21,475	22,176
2.500%, 02/15/27	10,595	10,969
GNMA
6.500%, 09/15/13 to 02/15/39	1,192	1,357
6.000%, 08/15/24 to 05/20/38	209	231
5.500%, 01/15/33 to 05/15/38	861	947
5.000%, 08/15/33 to 09/15/39	4,581	5,045
4.500%, 01/15/39 to 07/15/41	5,202	5,690
4.000%, 01/15/42	1,973	2,149
GNMA TBA
3.500%, 02/01/41	1,800	1,935
3.000%, 02/01/43	2,295	2,394

		127,680

Non-Agency Mortgage-Backed Obligations — 4.2%
BAMLL Trust, Ser 2011-FSHN, Cl A
4.420%, 07/11/33 (A)	580	663
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl A4
5.356%, 10/10/45	735	836
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.434%, 12/25/36 (A) (B)	711	564
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/36 (A)	950	954
Bear Stearns Commercial Mortgage Securities, Ser 2005- T20, Cl A4A
5.149%, 10/12/42 (B)	1,495	1,648

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2006- PW13, Cl A4
5.540%, 09/11/41	$450	$512
Bear Stearns Commercial Mortgage Securities, Ser 2006- PW14, Cl A4
5.201%, 12/11/38	585	663
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW16, Cl A4
5.717%, 06/11/40 (B)	398	465
Bear Stearns Commercial Mortgage Securities, Ser 2007- T26, Cl A4
5.471%, 01/12/45	231	267
CD Commercial Mortgage Trust, Ser 2005-CD1
5.219%, 07/15/44	950	1,046
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	465	528
Commercial Mortgage Pass- Through Certificates, Ser 2006- C4, Cl A3
5.467%, 09/15/39	536	605
Commercial Mortgage Pass- Through Certificates, Ser 2006- C7, Cl A4
5.748%, 06/10/46 (B)	740	837
Commercial Mortgage Trust, Ser 2004- GG1, Cl A7
5.317%, 06/10/36 (B)	1,297	1,345
DBUBS Mortgage Trust, Ser 2011- LC1A, Cl A3
5.002%, 11/10/46 (A)	710	836
GS Mortgage Securities II, Ser 2005- ROCK, Cl A
5.366%, 05/03/32 (A)	155	186
GS Mortgage Securities II, Ser 2012- BWTR, Cl A
2.954%, 11/05/34 (A)	255	256
GS Mortgage Securities Trust, Ser 2006- GG6, Cl A4
5.553%, 04/10/38 (B)	500	559
GS Mortgage Securities Trust, Ser 2011- GC3, Cl A4
4.753%, 03/10/44 (A)	725	845
GS Mortgage Securities Trust, Ser 2012-ALOH
3.551%, 04/10/34 (A)	555	592
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-WLDN, Cl A
3.905%, 05/05/30 (A)	675	728
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/40	755	856
LB-UBS Commercial Mortgage Trust, Ser 2008-C1
6.158%, 04/15/41 (B)	1,200	1,441

16	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I Trust, Ser 2005-T17, Cl A5
4.780%, 12/13/41	$766	$813
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A4
5.652%, 06/11/42 (B)	82	96
Morgan Stanley Capital I Trust, Ser 2008-T29, Cl A4
6.280%, 01/11/43	205	248
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl A4
5.033%, 09/15/47 (A) (B)	720	855
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A4
4.661%, 06/15/44 (A)	715	831
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/49	265	285
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/49	155	174
Morgan Stanley Capital I Trust, Ser T25, Cl A3
5.514%, 11/12/49 (B)	1,465	1,681
OBP Depositor Trust LLC, Ser 2010-OBP, Cl A
4.646%, 07/15/45 (A)	315	364
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/45	580	616
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/63	815	870
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20
5.118%, 07/15/42 (B)	1,010	1,101
WF-RBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/44 (A) (B)	190	224
WF-RBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/45	105	106
WF-RBS Commercial Mortgage Trust, Ser C2, Cl A4
4.869%, 02/15/44 (A) (B)	240	281

		25,777

Total Mortgage-Backed Securities (Cost $149,163) ($ Thousands)		153,457

CORPORATE OBLIGATIONS — 23.8%

Consumer Discretionary — 3.1%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	300	396

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.875%, 11/15/19	$875	$1,137
5.000%, 04/15/20	1,000	1,182
2.500%, 07/15/22	1,675	1,641
Automotores Gildemeister
8.250%, 05/24/21 (A)	1,500	1,665
AutoZone
3.700%, 04/15/22	850	877
Cablevision Systems
5.875%, 09/15/22	275	270
Catholic Health Initiatives
4.350%, 11/01/42	700	694
CBS
5.500%, 05/15/33	350	373
4.300%, 02/15/21	425	462
3.375%, 03/01/22	120	122
Comcast
6.450%, 03/15/37	650	804
Continental Airlines Pass-Through Certificates, Cl A
6.545%, 02/02/19	630	691
4.000%, 10/29/24	490	511
COX Communications
6.950%, 06/01/38 (A)	250	321
3.250%, 12/15/22 (A)	730	731
Delta Air Lines Pass-Through Trust, Ser 2001-1, Cl G-1
6.718%, 01/02/23	891	984
DIRECTV Holdings
3.800%, 03/15/22	800	807
NBCUniversal Media LLC
6.400%, 04/30/40	240	296
2.875%, 01/15/23	1,000	975
News America
6.150%, 02/15/41	500	609
Time Warner
6.200%, 03/15/40	525	625
5.875%, 11/15/16	450	526
Time Warner Cable
4.500%, 09/15/42	495	460
4.000%, 09/01/21	725	772
US Airways Pass-Through Trust, Cl A
5.900%, 10/01/24	1,000	1,100

		19,031

Consumer Staples — 1.2%
Altria Group
9.700%, 11/10/18	311	430
ConAgra Foods
3.200%, 01/25/23	140	140
1.900%, 01/25/18	110	110
CVS Caremark
2.750%, 12/01/22	750	738
General Mills
3.150%, 12/15/21	800	832

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	17

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Heineken
2.750%, 04/01/23 (A)	$150	$144
1.400%, 10/01/17 (A)	290	288
Molson Coors Brewing
3.500%, 05/01/22	45	47
Mondelez International
6.500%, 02/09/40	1,075	1,396
4.125%, 02/09/16	1,375	1,492
Pernod-Ricard
4.450%, 01/15/22 (A)	925	1,003
Walgreen
3.100%, 09/15/22	700	697
Wal-Mart Stores
5.625%, 04/15/41	200	251

		7,568

Energy — 1.7%
Anadarko Petroleum
6.375%, 09/15/17	800	948
Apache
4.250%, 01/15/44	900	861
Arch Coal
7.000%, 06/15/19	480	433
BP Capital Markets
2.248%, 11/01/16	500	519
1.700%, 12/05/14	600	611
Encana
6.500%, 08/15/34	425	514
Energy Transfer Partners
3.600%, 02/01/23	610	603
MIE Holdings
9.750%, 05/12/16 (A)	1,500	1,620
Newfield Exploration
5.625%, 07/01/24	545	586
Pemex Project Funding Master Trust
5.750%, 03/01/18	200	230
Petrobras International Finance
6.750%, 01/27/41	105	123
Petroleos Mexicanos
6.500%, 06/02/41 (A)	110	130
Reliance Holdings USA
5.400%, 02/14/22	1,000	1,110
Southern Union
3.316%, 11/01/66 (B)	500	431
Statoil
1.800%, 11/23/16	475	489
Transocean
2.500%, 10/15/17	315	316
Valero Energy
6.625%, 06/15/37	500	591

		10,115

Financials — 12.0%
American Express
7.000%, 03/19/18	500	621

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Express Credit MTN
1.750%, 06/12/15	$700	$713
American International Group
6.400%, 12/15/20	235	288
4.875%, 06/01/22	225	251
Bank of America
7.625%, 06/01/19	1,200	1,526
5.875%, 01/05/21	3,000	3,526
5.000%, 05/13/21	150	168
3.875%, 03/22/17	525	563
2.000%, 01/11/18	455	452
BBVA Bancomer
6.750%, 09/30/22 (A)	2,000	2,330
Bear Stearns
7.250%, 02/01/18	625	776
Berkshire Hathaway
3.000%, 05/15/22	1,000	1,006
3.000%, 02/11/23	1,000	995
BNP Paribas MTN
2.375%, 09/14/17	850	864
Capital One Financial
1.000%, 11/06/15	700	697
CIT Group
5.250%, 04/01/14 (A)	50	52
Citigroup
8.500%, 05/22/19	905	1,207
6.125%, 08/25/36	400	444
5.375%, 08/09/20	875	1,023
4.700%, 05/29/15	1,000	1,074
4.500%, 01/14/22	793	868
2.250%, 08/07/15	700	716
Daimler Finance North America LLC
1.875%, 09/15/14 (A)	200	203
1.250%, 01/11/16 (A)	190	190
Ford Motor Credit
4.207%, 04/15/16 (A)	1,375	1,463
Ford Motor Credit LLC
4.250%, 09/20/22	360	369
Gazprom OAO Via Gaz Capital
4.950%, 07/19/22 (A)	2,000	2,105
General Electric Capital MTN
6.250%, 12/15/49 (B)	100	109
5.300%, 02/11/21	1,400	1,592
4.650%, 10/17/21	650	723
4.625%, 01/07/21	2,800	3,132
1.000%, 01/08/16	400	400
Goldman Sachs Group
7.500%, 02/15/19	180	226
6.750%, 10/01/37	800	903
6.150%, 04/01/18	140	165
6.000%, 06/15/20	2,500	2,949
5.750%, 01/24/22	600	699
5.625%, 01/15/17	630	701
HCP‡
2.625%, 02/01/20	1,125	1,122

18	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Health Care‡
6.500%, 03/15/41	$320	$375
4.950%, 01/15/21	145	160
4.700%, 09/15/17	1,000	1,116
4.125%, 04/01/19	160	173
2.250%, 03/15/18	425	427
Healthcare Realty Trust‡
5.750%, 01/15/21	1,000	1,115
HSBC Bank
3.100%, 05/24/16 (A)	270	284
Hutchison Whampoa International
3.500%, 01/13/17 (A)	621	655
Itau Unibanco Holding
5.125%, 05/13/23 (A)	3,000	3,078
JPMorgan Chase
5.125%, 09/15/14	1,000	1,064
4.625%, 05/10/21	300	335
4.250%, 10/15/20	3,000	3,285
Liberty Property ‡
4.125%, 06/15/22	135	142
3.375%, 06/15/23	170	167
Marsh & McLennan
2.300%, 04/01/17	185	188
Merrill Lynch
7.750%, 05/14/38	525	703
Metropolitan Life Global Funding I
1.700%, 06/29/15 (A)	1,500	1,530
Morgan Stanley
6.375%, 07/24/42	340	404
5.750%, 10/18/16	2,350	2,637
5.750%, 01/25/21	600	682
5.625%, 09/23/19	100	113
5.550%, 04/27/17	371	414
4.875%, 11/01/22	565	579
National City
6.875%, 05/15/19	281	350
NCUA Guaranteed Notes
0.226%, 06/12/13 (B)	2,400	2,400
Newcrest Finance Property
4.200%, 10/01/22 (A)	850	871
Penske Truck Leasing
2.875%, 07/17/18 (A)	760	755
Petrobras International Finance
6.875%, 01/20/40	825	975
Realty Income ‡
3.250%, 10/15/22	285	278
Royal Bank of Scotland Group
2.550%, 09/18/15	1,000	1,031
SABMiller Holdings
3.750%, 01/15/22 (A)	525	558
Shell International Finance BV
2.250%, 01/06/23	800	772
UBS
7.625%, 08/17/22	350	385

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
VTB Capital
6.551%, 10/13/20 (A)	$2,000	$2,212
WEA Finance
7.125%, 04/15/18 (A)	1,000	1,229
Wells Fargo MTN
2.625%, 12/15/16	525	554
1.250%, 02/13/15	1,035	1,045
Xstrata Finance Canada
4.000%, 10/25/22 (A)	700	700
Yapi ve Kredi Bankasi
5.500%, 12/06/22 (A)	2,000	1,990

		72,942

Health Care — 1.4%
AbbVie
2.000%, 11/06/18 (A)	575	577
1.750%, 11/06/17 (A)	590	591

Aetna
2.750%, 11/15/22	175	169
CHS
8.000%, 11/15/19	265	291
7.125%, 07/15/20	275	297
Cigna
4.000%, 02/15/22	315	337
Express Scripts Holding
2.100%, 02/12/15 (A)	1,125	1,150
HCA
7.875%, 02/15/20	1,050	1,164
7.250%, 09/15/20	1,280	1,421
Kaiser Foundation Hospitals
4.875%, 04/01/42	1,000	1,080
Thermo Fisher Scientific
3.150%, 01/15/23	750	732
WellPoint
1.250%, 09/10/15	360	363
Zoetis
3.250%, 02/01/23 (A)	135	134

		8,306

Industrials — 1.0%
Empresas ICA
8.900%, 02/04/21 (A)	1,400	1,470
International Lease Finance
7.125%, 09/01/18 (A)	1,000	1,170
5.875%, 04/01/19	1,015	1,097
Pertamina Persero
6.000%, 05/03/42 (A)	1,500	1,620
Vale Overseas
6.875%, 11/21/36	600	705

		6,062

Materials — 1.3%
ArcelorMittal
7.250%, 03/01/41	1,000	998

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	19

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consolidated Minerals
8.875%, 05/01/16 (A)	$1,500	$1,380
Dow Chemical
4.250%, 11/15/20	250	274
Fields Orogen Holding
4.875%, 10/07/20	2,000	1,949
Southern Copper
5.250%, 11/08/42	650	634
Teck Resources
5.200%, 03/01/42	200	199
3.000%, 03/01/19	155	159
Vedanta Resources
6.750%, 06/07/16 (A)	2,200	2,303

		7,896

Telecommunication Services — 1.2%
AT&T
6.500%, 09/01/37	1,000	1,250
6.300%, 01/15/38	50	61
CenturyLink
5.800%, 03/15/22	795	832
Intelsat Jackson Holdings
8.500%, 11/01/19	1,900	2,109
Verizon Communications
6.900%, 04/15/38	50	67
6.400%, 02/15/38	250	319
2.450%, 11/01/22	720	690
Windstream
7.875%, 11/01/17	1,925	2,199

		7,527

Utilities — 0.9%
Edison International
3.750%, 09/15/17	695	754
Hrvatska Elektroprivreda
6.000%, 11/09/17 (A)	2,500	2,677
Mirant Mid Atlantic Pass-Through Trust LLC, Cl B
9.125%, 06/30/17	84	94
Mirant Mid Atlantic Pass-Through Trust LLC, Cl C
10.060%, 12/30/28	273	309
Sabine Pass LP
7.500%, 11/30/16	1,125	1,249
7.500%, 11/30/16 (A)	145	154

		5,237

Total Corporate Obligations (Cost $137,996) ($ Thousands)		144,684

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.0%
FFCB
0.270%, 10/15/13 (B)	2,355	2,357
FHLB
2.750%, 03/13/15	5,000	5,255

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.550%, 11/13/15	$2,780	$2,781
0.500%, 10/16/15	2,520	2,520
0.370%, 09/16/13 (B)	1,695	1,697
0.210%, 11/15/13 (B)	2,720	2,721
FHLMC
2.500%, 04/23/14	5,000	5,142
0.430%, 11/18/13 (B)	2,490	2,495
0.120%, 02/25/13 (C)	3,470	3,470
FNMA
3.000%, 09/16/14	1,430	1,495
0.750%, 02/26/13	4,420	4,422
0.625%, 02/22/16	2,825	2,826
0.500%, 10/22/15	1,410	1,411
0.360%, 06/23/14 (B)	2,390	2,394
0.210%, 07/17/13 (C)	1,930	1,929

Total U.S. Government Agency Obligations (Cost $42,597) ($ Thousands)		42,915

ASSET-BACKED SECURITIES — 6.4%
Access Group, Ser 2006-1, Cl A2
0.422%, 08/25/23 (B)	576	567
ACE Securities Home Equity Loan Trust, Ser 2005-RM1, Cl M2
0.954%, 03/25/35 (B)	1,226	1,206
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	1,000	1,012
Alm Loan Funding, Ser 2012- 7A, Cl A1
1.722%, 10/19/24 (A) (B)	700	703
Ameriquest Mortgage Securities Pass-Through Certificates, Ser 2005- R11, Cl A2C
0.684%, 04/25/35 (B)	1,400	1,291
0.434%, 01/25/36 (B)	57	57
Arizona Educational Loan Marketing, Ser 2004-A, Cl A2
0.531%, 12/01/23 (B)	838	826
.Bayview Commercial Asset Trust, Ser 2005-3A, Cl A1
0.524%, 11/25/35 (A) (B)	863	677
0.504%, 01/25/36 (A) (B)	609	480
Beacon Container Finance, Ser 2012-1A, Cl A
3.720%, 09/20/27 (A)	556	580
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE11, Cl M1
1.089%, 12/25/34 (B)	1,293	1,287
Brazos Higher Education Authority, Ser 2004-I, Cl A2
0.470%, 06/27/22 (B)	580	579
0.420%, 09/26/22 (B)	700	691
CAL Funding II, Ser 2012-1A, Cl A
3.470%, 10/25/27 (A)	780	802

20	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.524%, 10/25/35 (B)	$1,210	$1,204
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl MV2
1.104%, 10/25/47 (B)	1,567	1,279
0.644%, 07/25/35 (B)	1,154	1,152
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/19 (A)	258	259
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/27 (A)	373	386
3.810%, 09/18/27 (A)	387	401
EFS Volunteer No. 2 LLC, Ser 2012-1, Cl A2
1.560%, 03/25/36 (A) (B)	700	714
Equifirst Mortgage Loan Trust, Ser 2004-2, Cl 2A3
0.684%, 10/25/34 (B)	1,337	1,298
First NLC Trust, Ser 2005-3, Cl AV4
0.904%, 12/25/35 (B)	185	184
Ford Credit Auto Lease Trust, Ser 2012-A, Cl B
1.610%, 10/15/16 (A)	615	619
GE Seaco Finance, Ser 2005- 1A, Cl A
0.456%, 11/17/20 (A) (B)	567	559
Genesis Funding, Ser 2006- 1A, Cl G1
0.445%, 12/19/32 (A) (B)	732	662
Home Equity Asset Trust, Ser 2005-5, Cl 2A3
0.614%, 11/25/35 (B)	1,007	996
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.355%, 03/20/36 (B)	1,366	1,352
Huntington Auto Trust, Ser 2012-1, Cl B
1.710%, 08/15/17	200	205
ING Investment Management, Ser 2012-4A, Cl A1
1.624%, 10/15/23 (A) (B)	700	702
IXIS Real Estate Capital Trust, Ser 2005-HE3, Cl M1
0.924%, 12/25/35 (B)	738	737
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH1, Cl AV4
0.334%, 11/25/36 (B)	1,450	1,419
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M1
0.954%, 02/25/35 (B)	841	832
Neptune Finance CCS, Ser 2008-1A, Cl A
0.917%, 04/20/20 (A) (B)	700	693
OHA Credit Partners VII, Ser 2012-7A, Cl A
1.760%, 11/20/23 (A) (B)	700	701

Description		Face Amount ($ Thousands) (1)	Market Value ($ Thousands)

Park Place Securities Asset- Backed Pass-Through Certificates, Ser 2004-WCW1, Cl M2
0.884%, 09/25/34 to 12/25/34 (B)		$1,887	$1,871
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/17		380	393
1.560%, 08/15/18		390	393
Scholar Funding Trust, Ser 2011-A
1.201%, 10/28/43 (A) (B)		891	894
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.401%, 01/25/23 (B)		200	200
0.381%, 04/25/23 (B)		440	440
Small Business Administration, Ser 2011-10A, Cl 1
4.084%, 03/10/21		627	680
Soundview Home Loan Trust, Ser 2005-OPT4, Cl 2A3
0.464%, 12/25/35 (B)		1,413	1,399
Structured Asset Investment Loan Trust, Ser 2005-5, Cl M1
0.624%, 06/25/35 (B)		1,445	1,421
TAL Advantage LLC, Ser 2006-1A
3.860%, 05/20/27 (A)		630	650
0.395%, 04/20/21 (A) (B)		341	335
Triton Container Finance LLC, Ser 2012-1A, Cl A
4.210%, 05/14/27 (A)		513	533
U-Haul S Fleet LLC, Ser 2007- BT1, Cl BT
5.559%, 02/25/20 (A)		561	583
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/34 (B)		951	977
0.554%, 11/25/35 (B)		546	544
Westlake Automobile Receivables Trust, Ser 2012-1A, Cl A2
1.030%, 03/15/16 (A)		270	270

Total Asset-Backed Securities (Cost $38,255) ($ Thousands)			38,695

FOREIGN SOVEREIGN BONDS — 5.2%
Bundesobligation	EUR
1.750%, 10/09/15		1,010	1,422
1.250%, 10/14/16		435	607
0.500%, 04/07/17		745	1,007
Bundesrepublik Deutschland	EUR
4.250%, 07/04/18		1,520	2,435
3.750%, 01/04/19		255	402

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	21

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2013

Description		Face Amount ($ Thousands) (1)	Market Value ($ Thousands)

3.500%, 01/04/16		$440	$651
3.500%, 07/04/19		1,500	2,351
3.250%, 07/04/21		305	474
2.500%, 01/04/21		1,730	2,557
2.250%, 09/04/21		425	614
2.000%, 01/04/22		720	1,016
1.750%, 07/04/22		475	653
1.500%, 09/04/22		635	852
Chile Government International Bond
3.875%, 08/05/20		425	471
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/22 (A)		850	853
Japan Government Two Year Bond	JPY
0.100%, 01/15/14		51,250	562
Japan Government Five Year Bond	JPY
0.300%, 09/20/16		56,900	628
Japan Government Ten Year Bond	JPY
1.900%, 06/20/16		93,500	1,087
1.800%, 06/20/18		92,200	1,098
1.700%, 09/20/17		71,500	840
1.400%, 06/20/19		90,000	1,055
1.300%, 03/20/21		72,000	836
1.200%, 12/20/20		90,000	1,039
1.100%, 03/20/21		64,600	739
1.000%, 09/20/21		61,500	697
1.000%, 03/20/22		79,600	898
0.800%, 06/20/22		68,500	757
0.800%, 12/20/22		46,000	506
Mexico Government International Bond MTN
5.125%, 01/15/20		100	117
3.625%, 03/15/22		264	283
United Kingdom Gilt	GBP
5.000%, 03/07/18		590	1,116
3.750%, 09/07/20		690	1,256
3.750%, 09/07/21		685	1,247
2.750%, 01/22/15		100	166
1.750%, 09/07/22		440	677

Total Foreign Sovereign Bonds (Cost $31,553) ($ Thousands)			31,969

MUNICIPAL BONDS — 1.6%
Brazos, Higher Education Authority, RB
0.390%, 12/26/18 (B)		369	369
California State, GO
7.600%, 11/01/40		525	780
7.550%, 04/01/39		175	256
7.300%, 10/01/39		1,000	1,407

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

California State, GO Callable 10/01/21 @ 100
6.509%, 04/01/39	$275	$319
Illinois State, GO
5.100%, 06/01/33	2,000	1,956
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/39	1,000	1,216
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/40	1,000	1,448
New York City, Municipal Water Finance Authority, RB
5.882%, 06/15/44	1,000	1,316
South Carolina Student Loan, RB
0.411%, 12/03/18 (B)	602	602

Total Municipal Bonds (Cost $7,832) ($ Thousands)		9,669

COMMERCIAL PAPER (C) — 0.4%
Lloyds Bank PLC
0.310%, 02/13/13	2,670	2,670

Total Commercial Paper (Cost $2,670) ($ Thousands)		2,670

CERTIFICATE OF DEPOSIT- YANKEE — 0.4%
Abbey National Treasury Services
1.601%, 04/25/13 (B)	2,300	2,303

Total Certificate of Deposit - Yankee (Cost $2,300) ($ Thousands)		2,303

U.S. TREASURY OBLIGATIONS — 28.4%
U.S. Treasury Bonds
5.500%, 08/15/28	2,950	4,045
5.375%, 02/15/31	1,585	2,187
4.750%, 02/15/41	3,310	4,376
4.375%, 05/15/40	1,075	1,342
4.375%, 05/15/41	494	616
4.250%, 05/15/39	1,700	2,081
3.875%, 08/15/40 (D)	2,000	2,303
3.125%, 11/15/41	2,750	2,749
2.750%, 08/15/42	1,080	995
U.S. Treasury Inflation Protected Securitys
1.875%, 07/15/13	4,901	5,008
1.250%, 04/15/14	2,475	2,564
0.500%, 04/15/15	3,718	3,911
0.125%, 04/15/16	4,224	4,483
0.125%, 04/15/17	34,610	37,251
U.S. Treasury Notes
2.125%, 08/15/21	2,525	2,605
2.000%, 02/15/22	1,475	1,496
1.875%, 09/30/17	22,680	23,795

22	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Description		Face Amount ($ Thousands) (1)	Market Value ($ Thousands)

1.750%, 07/31/15		$9,825	$10,169
1.625%, 11/15/22		4,400	4,260
1.250%, 02/15/14		13,275	13,422
0.875%, 01/31/17		2,800	2,825
0.750%, 06/30/17		10,155	10,158
0.750%, 10/31/17		5,875	5,855
0.625%, 02/28/13		8,525	8,528
0.250%, 06/30/14		10,225	10,230
0.250%, 02/15/15		5,625	5,621

Total U.S. Treasury Obligations (Cost $170,891) ($ Thousands)			172,875

TIME DEPOSITS — 7.9%
Brown Brothers Harriman
0.030%		48,438	48,438
-0.036%	EUR	—	—

Total Time Deposits (Cost $48,438) ($ Thousands)			48,438

Total Investments — 106.3% (Cost $631,695) ($ Thousands)			$647,675

The open futures contracts held by the Fund at January 31, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Australian 10-Year Bond	25	Mar-2013	$8
U.S. 10-Year Treasury Note	6	Mar-2013	(3)
U.S. 5-Year Treasury Note	7	Mar-2013	(1)
U.S. Long Treasury Bond	(24)	Mar-2013	118
U.S. Ultra Long Treasury Bond	39	Mar-2013	(52)

			$70

For the period ended January 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The outstanding forward foreign currency contracts held by the Fund at January 31, 2013, is as follows:

Maturity Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
2/27/13	EUR	11,354	USD	15,285	$(127)
2/27/13	GBP	2,913	USD	4,574	(43)
2/27/13	JPY	976,923	USD	10,778	69
2/27/13	USD	187	EUR	138	–
2/27/13	USD	38	GBP	24	–
2/27/13	USD	65	JPY	5,952	–

					$(101)

The counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(31,029)	$30,928	$(101)

For the period ended January 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	23

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2013

A list of outstanding swap agreements held by the Fund at January 31, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	CDX.EM.15-V1 Index	SELL	5.00	12/20/15	(7,882)	$234
Goldman Sachs	CDX.EM.18 Index	SELL	5.00	12/20/17	(26,820)	(30)
Goldman Sachs	CDX.EM.EX-EU.18 Index	SELL	5.00	12/20/17	(2,685)	(8)
Goldman Sachs	CDX.NA.HY.19 Index	SELL	5.00	12/20/17	(8,085)	284
Goldman Sachs	CDX.NA.HY.19 Index	SELL	5.00	12/20/17	(2,905)	105
Goldman Sachs	CDX.NA.HY.19 Index	SELL	5.00	12/20/17	(880)	36
Goldman Sachs	CDX.NA.HY.19 Index	SELL	5.00	12/20/17	(3,035)	16
Goldman Sachs	CDX.NA.HY.19 Index	SELL	5.00	12/20/17	(1,675)	26
Goldman Sachs	CDX.NA.HY.19 Index	SELL	5.00	12/20/17	(2,965)	151
Goldman Sachs	CDX.NA.IG.19 Index	SELL	1.00	12/20/17	(3,260)	(1)
Goldman Sachs	CDX.NA.IG.19 Index	SELL	1.00	12/20/17	(17,205)	100
Goldman Sachs	CDX.NA.IG.19 Index	SELL	1.00	12/20/17	(2,085)	(1)
Goldman Sachs	CDX.NA.IG.19 Index	SELL	5.00	12/20/17	(1,440)	27
Goldman Sachs	CDX.NA.IG.19 Index	SELL	5.00	12/20/17	(725)	8
Goldman Sachs	CDX.NA.IG.19V1-10Y Index	BUY	1.00	12/20/22	2,265	—
Goldman Sachs	CDX.NA.IG.19V1-10Y Index	BUY	1.00	12/20/22	4,260	1
Goldman Sachs	CDX.NA.IG.19V1-5Y Index	SELL	1.00	12/20/17	(3,755)	3
Goldman Sachs	CDX.NA.IG.19V1-5Y Index	SELL	1.00	12/20/17	(6,145)	3

						$954

For the period ended January 31, 2013, the total amount of all open swap contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

24	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Percentages are based on a Net Assets of $609,321 ($ Thousands).

‡	Real Estate Investment Trust.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	All or a portion of this security has been pledged as collateral for open futures contracts.

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

JPY — Japanese Yen

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

The following is a list of the inputs used as of January 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$153,457	$—	$153,457
Corporate Obligations	—	144,684	—	144,684
U.S Government Agency Obligations	—	42,915	—	42,915
Asset-Backed Securities	—	38,695	—	38,695
Foreign Sovereign Bonds	—	31,969	—	31,969
Municipal Bonds	—	9,669	—	9,669
Commercial Paper	—	2,670	—	2,670
Certificate of Deposit — Yankee	—	2,303	—	2,303
U.S. Treasury Obligations	—	172,875	—	172,875
Time Deposit	—	48,438	—	48,438

Total Investments in Securities	$—	$647,675	$—	$647,675

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$70	$—	$—	$70
Forward Foreign Currency Contracts*	—	(101)	—	(101)
Credit Default Swaps*	—	954	—	954

Total Other Financial Instruments	$70	$853	$—	$923

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended January 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	25

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Defensive Fund‡

January 31, 2013

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 100.0%
SEI Daily Income Trust Prime Obligation Fund, Cl A 0.020%^**††	100,005	$100

Total Cash Equivalent (Cost $100) ($ Thousands)		100

Total Investments — 100.0% (Cost $100) ($ Thousands)		$100

Percentages are based on a Net Assets of $100 ($ Thousands).

‡	As of January 31, 2013, the Fund was not an active component of the Adviser Managed Strategy.

^	The Fund’s investment in the SEI Daily Income Trust Prime Obligation Fund, Class A represents greater than 75% of the Fund’s total investments. The SEI Daily Income Trust Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Annual Report as of January 31, 2013 for the SEI Daily Income Trust Prime Obligation Fund is included at the back of these financial statements. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Prime Obligation Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

**	The rate reported is the 7-day effective yield as of January 31, 2013.

††	Investment in Affiliated Security (see Note 5).

Cl — Class

As of January 31, 2013, the Fund’s investment was considered Level 1.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended January 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Note to Financial Statements.

The accompanying notes are an integral part of the financial statements.

26	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Statements of Assets and Liabilities ($ Thousands)

January 31, 2013 (Unaudited)

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund	Tactical Defensive Fund†
ASSETS:
Investments, at value†	$883,284	$647,675	$—
Affiliated investments, at value††	16,311	—	100
Foreign currency†††	68	—	—
Receivable for investment securities sold	8,895	8,648	—
Dividends and interest receivable	692	3,272	—
Receivable for fund shares sold	570	609	—
Foreign tax reclaim receivable	365	—	—
Unrealized gain on forward foreign currency contracts	113	69	—
Unrealized gain on foreign spot currency contracts	10	—	—
Swap contracts, at value††††	—	5,323	—
Receivable for variation margin	—	44	—
Prepaid expenses	29	24	—
Total Assets	910,337	665,664	100
LIABILITIES:
Payable for investment securities purchased	8,950	55,372	—
Investment advisory fees payable	431	167	—
Payable for fund shares redeemed	371	248	—
Unrealized loss on forward foreign currency contracts	197	170	—
Shareholder servicing fees payable	175	129	—
Administration fees payable	140	103	—
Payable for variation margin	54	14	—
Payable to custodian	25	97	—
Trustees fees payable	2	3	—
Chief Compliance Officer fees payable	1	1	—
Unrealized loss on foreign spot currency contracts	—	4	—
Accrued expense payable	64	35	—
Total Liabilities	10,410	56,343	—
Net Assets	$899,927	$609,321	$100
†Cost of investments	$813,920	$631,695	$—
††Cost of affiliated investments	16,311	—	100
†††Cost of foreign currency	67	—	—
††††Swap premiums received	—	4,369	—
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$912,093	$593,051	$100
Distributions in excess of net investment income	(98)	(1,950)	—
Accumulated net realized gain (loss) on investments, futures contracts, swap contracts and foreign currency	(82,791)	1,313	—
Net unrealized appreciation on investments	69,364	15,980	—
Net unrealized appreciation on futures contracts	1,446	70	—
Net unrealized appreciation on swap contracts	—	954	—
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(87)	(97)	—
Net Assets	$899,927	$609,321	$100
Net Asset Value, Offering and Redemption Price Per Share	$12.05	$10.34	$10.00
	($899,926,586 ÷ 74,683,362 shares )	($609,320,987 ÷ 58,946,276 shares )	($100,003 ÷ 10,000 shares	)

† As of January 31, 2013, the Fund was not an active component of the Adviser Managed Strategy.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	27

Statements of Operations ($ Thousands)

For the six month period ended January 31, 2013 (Unaudited)

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund	Tactical Defensive Fund†
Investment Income:
Dividends	$7,232	$—	$—
Dividends from Affiliated Registered Investment Company(1)	5	—	—
Interest Income	5	6,212	—
Less: Foreign Taxes Withheld	(163)	(3)	—
Total Investment Income	7,079	6,209	—
Expenses:
Investment Advisory Fees	2,569	1,055	—
Shareholder Servicing Fees	918	753	—
Administration Fees	734	603	—
Trustee Fees	10	11	—
Chief Compliance Officer Fees	2	2	—
Custodian/Wire Agent Fees	92	15	—
Professional Fees	23	24	—
Printing Fees	20	20	—
Registration Fees	13	30	—
Overdraft Fees	2	—	—
Other Expenses	11	8	—
Total Expenses	4,394	2,521	—
Less:
Waiver of Investment Advisory Fees	(338)	(109)	—
Fees Paid Indirectly	(6)	—	—
Net Expenses	4,050	2,412	—
Net Investment Income	3,029	3,797	—
Net Realized Gain (Loss) on:
Investments	5,646	6,876	—
Futures Contracts	1,226	309	—
Swap Contracts	—	1,199	—
Foreign Currency Transactions	(135)	100	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	70,719	(5,901)	—
Futures Contracts	1,185	(421)	—
Swap Contracts	—	1,495	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(476)	(56)	—
Net Increase in Net Assets Resulting from Operations	$81,194	$7,398	$—

†	As of January 31, 2013, the Fund was not an active component of the Adviser Managed Strategy.
(1)	See Note 5 in the Notes for Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended January 31, 2013 (Unaudited) and for the year ended July 31, 2012

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund		Tactical Defensive Fund
	08/01/12 to 01/31/13	2012	08/01/12 to 01/31/13	2012	08/01/12 to 01/31/13†	2012†
Operations:
Net Investment Income	$3,029	$5,281	$3,797	$8,865	$—	$—
Net Realized Gain (Loss) from Investments, Futures Contracts and Swap Contracts	6,872	(81,639)	8,384	15,889	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	(135)	205	100	2,288	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Swap Contracts	71,904	10,860	(4,827)	12,578	—	—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	(476)	388	(56)	(30)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	81,194	(64,905)	7,398	39,590	—	—
Dividends and Distributions From:
Net Investment Income	(8,345)	(4,888)	(6,929)	(12,694)	—	—
Net Realized Gains	—	—	(13,506)	(10,425)	—	—
Total Dividends and Distributions	(8,345)	(4,888)	(20,435)	(23,119)	—	—
Capital Share Transactions:(1)
Proceeds from Shares Issued	484,156	863,589	68,706	193,792	—	—
Reinvestment of Dividends & Distributions	8,320	—	20,379	23,106	—	—
Cost of Shares Redeemed	(462,016)	(754,593)	(53,379)	(158,100)	—	—
Increase in Net Assets Derived from Capital Share Transactions	30,460	108,996	35,706	58,798	—	—
Net Increase in Net Assets	103,309	39,203	22,669	75,269	—	—
Net Assets:
Beginning of Period	796,618	757,415	586,652	511,383	100	100
End of Period	$899,927	$796,618	$609,321	$586,652	$100	$100
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(98)	$5,218	$(1,950)	$1,182	$—	$—

†	At period end, the Fund was not an active component of the Adviser Managed Strategy.
(1)	See Note 6 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	29

Financial Highlights

For the six month period ended January 31, 2013 (Unaudited) and the years ended July 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover†
Tactical Offensive Equity Fund
2013@	$10.76	$0.05	$1.47		$1.52	$(0.23)	$—	$(0.23)	$12.05	14.21%	$899,927	1.10%		1.10%		1.19%		0.82%	76%
2012	9.80	0.14	0.89	^	1.03	(0.07)	—	(0.07)	10.76	10.60	796,618	1.10		1.10		1.22		1.29	194
2011*	10.00	0.06	(0.26)		(0.20)	—	—	—	9.80	(2.00)	757,415	1.10		1.10		1.21		1.41	77
Tactical Offensive Fixed Income Fund
2013@	$10.56	$0.07	$0.07		$0.14	$(0.12)	$(0.24)	$(0.36)	$10.34	1.30%	$609,321	0.80%		0.80%		0.83%		1.26%	153%
2012	10.26	0.17	0.57		0.74	(0.24)	(0.20)	(0.44)	10.56	7.44	586,652	0.80		0.80		0.86		1.63	310
2011*	10.00	0.07	0.26		0.33	(0.07)	—	(0.07)	10.26	3.33	511,383	0.80		0.80		0.85		1.74	180
Tactical Defensive Fund
2013@‡	$10.00	$—	$—		$—	$—	$—	$—	$10.00	0.03%	$100	0.60	%(2)	0.60	%(2)	0.80	%(2)	0.06%	—%
2012‡	10.00	0 .01	—		0 .01	(0.01)	—	(0.01)	10.00	0.07	100	0.60	(2)	0.60	(2)	13.76	(2)	0.05	—
2011*‡	10.00	—	—		—	—	—	—	10.00	—	100	0.60	(2)	0.60	(2)	17.36	(2)	—	—

@	For the six month period ended January 31, 2013. All the ratios for the period have been annualized.
*	Commenced operations on February 25, 2011. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
‡	At period end, the Fund was not an active component of the Adviser Managed Strategy.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchase of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Ratio reflects the impact of the low level of average net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Notes to Financial Statements

January 31, 2013 (Unaudited)

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with 2 registered funds: Tactical Offensive Equity and Tactical Offensive Fixed Income (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds. The Trust had also registered the Tactical Defensive Fund. On February 28, 2013, the Tactical Defensive Fund was liquidated and closed. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Tactical Offensive Equity Fund, the Tactical Offensive Fixed Income Fund and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds.

The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC. When the Financial Adviser determines to reallocate its clients’ assets to one or more of the other Funds that compose the Adviser Managed Strategy, the Financial Adviser will request the redemption of all of the shares for which the Financial Adviser exercises investment discretion. The Financial Adviser’s redemption request will cause a Fund to liquidate substantially all of its assets in order to fulfill the redemption request. Once the shares for which the Financial Adviser exercises investment discretion are redeemed, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Tactical Offensive Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in exchange traded funds that are designed to track the performance of the broad equity market. When the Tactical Offensive Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal. When the Tactical Defensive Fund is not an active component of the Adviser Managed

Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations. For the reporting period ended January 31, 2013, the Fund was not an active component of the Adviser Managed Strategy and was therefore invested in the SEI Daily Income Trust Prime Obligation Fund.

The Funds could be invested in these types of investments for extended periods of time. At such times, SIMC will actively manage the assets of the Funds and no Sub-Adviser will manage the assets of the Funds. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund when the Fund is not an active component of the Adviser Managed Strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	31

Notes to Financial Statements (Continued)

January 31, 2013 (Unaudited)

implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The Tactical Offensive Equity Fund which holds international securities also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these funds that hold international securities will value the non-U.S. securities within that fund that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended January 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-month period ended January 31, 2013, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

32	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of January 31, 2013.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of January 31, 2013.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of January 31, 2013, if applicable.

Futures Contracts — The Tactical Offensive Equity and Tactical Offensive Fixed Income Funds utilized futures contracts during the six-month period ended January 31, 2013. To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Sched-

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	33

Notes to Financial Statements (Continued)

January 31, 2013 (Unaudited)

ule of Investments for details regarding open futures contracts as of January 31, 2013, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of January 31, 2013. The Funds had no open option/swaption contracts as of January 31, 2013.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. Swaps may also be used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty

34	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments for details regarding open swap agreements as of January 31, 2013, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateral-

ized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the Tactical Offensive Equity Fund; declared and paid quarterly for the Tactical Offensive Fixed Income Fund; declared daily and paid monthly for the Tactical Defensive Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	35

Notes to Financial Statements (Continued)

January 31, 2013 (Unaudited)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of January 31, 2013, the Tactical Offensive Fixed Income is the seller (“providing protection”) on a total notional amount of $91.5 million of credit default swaps (“CDS”). The notional amounts of the swaps are not recorded in the financial statements, however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

TACTICAL OFFENSIVE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAPS ON AN INDEX
REFERENCE ASSET	CORPORATE US$	SOVEREIGN US$	ASSET-BACKED SECURITIES US$	CORPORATE US$	TOTAL
Fair value of written credit derivatives	—	—	$5,166,618	—	$5,166,618
Maximum potential amount of future payments	—	—	91,546,600	—	91,546,600
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

36	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
TACTICAL OFFENSIVE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 years	Total
Current credit spread* on underlying (in basis points)
0-100	—	—	—	—	—	—
101-200	—	—	—	$32,450,000	—	$32,450,000
201-300	—	—	$7,881,600	29,505,000	—	37,386,600
Greater than 301	—	—	—	21,710,000	—	21,710,000
Total	—	—	$7,881,600	$83,665,000	—	$91,546,600

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of January 31, 2013 was as follows:

	Asset Derivatives			Liability Derivatives
	Period Ended January 31, 2013 ($ Thousands)			Period Ended January 31, 2013 ($ Thousands)
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Tactical Offensive Equity Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$113		Unrealized loss on forward foreign currency contracts	$197
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	1,446	*	Net Assets — Unrealized depreciation on futures contracts	—	*

Total Derivatives not accounted for as hedging instruments		$1,559			$197

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

	Asset Derivatives			Liability Derivatives
	Period Ended January 31, 2013 ($ Thousands)			Period Ended January 31, 2013 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Tactical Offensive Fixed Income Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$69		Unrealized loss on forward foreign currency contracts	$170
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	126	*	Net Assets — Unrealized depreciation on futures contracts	56	*
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	994	†	Net Assets — Unrealized depreciation on swap contracts	40	†

Total Derivatives not accounted for as hedging instruments		$1,189			$266

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	37

Notes to Financial Statements (Continued)

January 31, 2013 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the six-month period ended January 31, 2013.

Amount of realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Foreign Currency Contracts	Swaps	Total
Tactical Offensive Equity Fund
Foreign exchange contracts	$—	$(9)	$—	$(9)
Equity contracts	1,226	—	—	1,226
Total	$1,226	$(9)	$—	$1,217
Tactical Offensive Fixed Income Fund
Foreign exchange contracts	$—	$179	$—	$179
Interest rate contracts	309	—	(10)	299
Credit contracts	—	—	1,209	1,209
Total	$309	$179	$1,199	$1,687

Change in Unrealized Depreciation on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Foreign Currency Contracts	Swaps	Total
Tactical Offensive Equity Fund
Foreign exchange contracts	$—	$(501)	$—	$(501)
Equity contracts	1,185	—	—	1,185
Total	$1,185	$(501)	$—	$684
Tactical Offensive Fixed Income Fund
Foreign exchange contracts	$—	$(66)	$—	$(66)
Interest rate contracts	(421)	—	—	(421)
Credit contracts	—	—	1,495	1,495
Total	$(421)	$(66)	$1,495	$1,008

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a plan under which firms, including the Distributor, that provide shareholder services may receive compensation therefrom. Such plans provide fees payable to the Distributor, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund. Under the Shareholder Servicing Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

Effective November 30, 2012, the Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for each Fund until November 30, 2013, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and

38	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the expense limitations for each fund:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Voluntary Expense Limitation	Contractual Expense Limitation
Tactical Offensive Equity Fund	0.70%	0.20%	0.25%	1.10%	1.25%
Tactical Offensive Fixed Income Fund	0.35	0.20	0.25	0.80	0.89
Tactical Defensive Fund	0.30	0.20	0.25	0.60	0.81

As of January 31, 2013, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Tactical Offensive Equity Fund
AQR Capital Management LLC
Aronson+Johnson+Ortiz, L.P.
Brown Investment Advisory Incorporated
Causeway Capital Management LLC
Delaware Management Company
Lazard Asset Management LLC
PanAgora Asset Management, Inc.
Parametric Portfolio Associates LLC
Thornburg Investment Management, Inc.
Tactical Offensive Fixed Income Fund
Metropolitan West Asset Management LLC
Wellington Management Company LLP
Tactical Defensive Fund
Metropolitan West Asset Management LLC
Wellington Management Company LLP

Other —The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the six-month period ended January 31, 2013.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved and are reviewed annually by the Board.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the six-month period ended January 31, 2013, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and during the period ended January 31, 2013, the Trust had not participated in the Program.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	39

Notes to Financial Statements (Continued)

January 31, 2013 (Unaudited)

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows ($Thousands):

	Tactical Offensive Equity Fund			Tactical Offensive Fixed Income Fund		Tactical Defensive Fund
	08/01/12 to 01/31/13	2012		08/01/12 to 01/31/13	2012	08/01/12 to 01/31/13†	2012†
Shares Issued	41,353	80,040		6,526	18,813	—	—
Shares Issued In Lieu of Dividends and Distributions	734	—		1,949	2,264	—	—
Shares Redeemed	(41,446)	(83,308)		(5,077)	(15,351)	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	641	(3,268	)@	3,398	5,726	—	—

†	At period end, the Fund was not an active component of the Adviser Managed Strategy.

@	The net decrease in net assets derived from capital share transactions does not accord with the net increase in net assets derived from capital share transactions on the Statements of Changes in Net Assets for the period because of sales and repurchase of fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are zero or have been rounded to zero.

7. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the six-months ended January 31, 2013, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
Purchases	$—	$529,499	$529,499
Sales	—	539,255	539,255
Tactical Offensive Fixed Income Fund
Purchases	751,549	109,737	861,286
Sales	705,393	87,759	793,152
Tactical Defensive Fund
Purchases	—	—	—
Sales	—	—	—

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
	2012	$4,888	$—	$—	$4,888
	2011	—	—	—	—
Tactical Offensive Fixed Income Fund
	2012	22,467	652	—	23,119
	2011	3,570	—	—	3,570

As of July 31, 2012, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Tactical Offensive Equity Fund	$5,662	$—	$(81,797)	$(6,368)	$(2,096)	$(416)	$(85,015)
Tactical Offensive Fixed Income Fund	10,478	2,040	—	—	20,980	(4,191)	29,307

Post-October losses represent losses realized on investment transactions from November 1, 2012 through July 31, 2012, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year. For

Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Short-Term	Long-Term	Total Capital Loss Carryforwards ($ Thousands)
Tactical Offensive Equity Fund	$80,554	$1,243	$81,797

40	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

For Federal income tax purposes, the cost of securities owned at January 31, 2013, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bonds, straddles and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at January 31, 2013, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Tactical Offensive Equity Fund	$830,231	$75,788	$(6,424)	$69,364
Tactical Offensive Fixed Income Fund	631,695	18,468	(2,488)	15,980
Tactical Defensive Fund	100	—	—	—

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The Tactical Offensive Equity and Tactical Offensive Fixed Income Funds may invest its assets in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The market value of the Tactical Offensive Fixed Income Fund’s investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

Please refer to each Fund’s prospectus for a comprehensive discussion of the risks associated with each Fund’s investment objective and strategies.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the FASB issued a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of January 31, 2013.

At a meeting of the Trust’s Board of Trustees (the “Board”) held on January 29, 2013, the Board approved the closing of the Tactical Defensive Fund (the “Fund”), a portfolio of the Trust. Accordingly, the Fund has been closed to new shareholders and was liquidated of its assets on February 28, 2013.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	41

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Annualized Expense Ratios	Expenses Paid During Period*
Tactical Offensive Equity Fund
Actual Fund Return	$1,000.00	$1,142.10	1.10%	$5.94
Hypothetical 5% Return	$1,000.00	$1,019.66	1.10%	$5.60
Tactical Offensive Fixed Income Fund
Actual Fund Return	$1,000.00	$1,013.00	0.80%	$4.06
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08

	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Annualized Expense Ratios	Expenses Paid During Period*
Tactical Defensive Fund
Actual Fund Return	$1,000.00	$1,000.30	0.60%	$3.03
Hypothetical 5% Return	$1,000.00	$1,022.18	0.60%	$3.06

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

42	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Supplemental Financial

Information

SDIT Prime Obligation Fund:

Annual Report as of January 31, 2013

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS

Prime Obligation Fund

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B) (C) — 47.8%
ANZ National International
0.331%, 02/27/13	$21,200	$21,195
0.260%, 07/11/13	58,260	58,193
ASB Finance
0.295%, 05/16/13	30,415	30,389
0.281%, 06/21/13	15,190	15,173
0.260%, 07/25/13	25,000	24,969
BNZ International Funding
0.230%, 03/19/13	42,000	41,988
0.220%, 04/16/13	25,750	25,738
0.300%, 05/09/13	42,000	41,966
0.300%, 05/16/13	14,792	14,779
Chariot Funding LLC
0.230%, 02/01/13	14,655	14,655
0.230%, 02/04/13	19,710	19,710
0.320%, 05/08/13	6,520	6,514
0.300%, 05/16/13	9,158	9,150
0.321%, 05/20/13 to 06/04/13	17,667	17,649
0.320%, 06/25/13	7,250	7,241
0.300%, 07/10/13	6,265	6,257
0.270%, 07/23/13 to 07/30/13	13,625	13,607
Coca-Cola
0.230%, 02/19/13	26,200	26,197
0.200%, 04/05/13	32,500	32,489
0.140%, 05/07/13	55,005	54,985
Commonwealth Bank of Australia
0.321%, 02/11/13 to 02/13/13	73,650	73,642
Fairway Finance LLC
0.230%, 02/04/13 to 02/19/23	45,590	45,587
0.230%, 02/11/13	18,250	18,249
0.260%, 04/08/13	5,610	5,607
0.200%, 04/10/13	27,583	27,573
FCAR Owner Trust
0.411%, 02/04/13	17,665	17,664
0.290%, 03/01/13	11,230	11,227
0.401%, 03/13/13	4,945	4,943
0.351%, 04/01/13	31,295	31,277
0.270%, 05/14/13	42,160	42,128
Gotham Funding
0.250%, 03/05/13	7,986	7,984
0.200%, 04/18/13	5,850	5,848
Jupiter Securitization LLC
0.230%, 02/04/13	11,800	11,800
0.280%, 04/15/13	10,240	10,234

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.280%, 04/19/13	$7,175	$7,171
0.321%, 05/20/13	7,175	7,168
0.300%, 07/03/13 to 07/10/13	43,660	43,604
0.280%, 07/15/13	10,260	10,247
0.270%, 07/23/13	7,005	6,996
Liberty Street Funding LLC
0.240%, 02/12/13 to 03/20/13	11,302	11,300
0.230%, 03/25/13	37,640	37,627
0.200%, 04/15/13	20,300	20,292
Manhattan Asset Funding LLC
0.270%, 02/20/13	31,400	31,396
0.240%, 03/08/13	27,740	27,734
Market Street Funding LLC
0.200%, 05/03/13	60,000	59,970
MetLife Short-Term Funding LLC
0.361%, 03/11/13	33,845	33,832
0.331%, 04/11/13	14,015	14,006
0.320%, 04/15/13	3,900	3,897
0.321%, 04/22/13	41,050	41,021
0.280%, 04/29/13	23,618	23,602
0.260%, 07/15/13	35,850	35,808
Nestle Finance International
0.255%, 03/26/13	15,750	15,744
0.240%, 03/27/13	25,000	24,991
0.250%, 04/15/13	88,060	88,015
0.250%, 04/22/13	40,750	40,727
New York Life Capital
0.170%, 02/21/13	4,944	4,944
0.160%, 04/16/13	3,860	3,859
0.160%, 05/01/13	15,000	14,994
Old Line Funding LLC
0.321%, 02/19/13 to 03/15/13	31,795	31,787
0.311%, 04/08/13	36,697	36,676
0.300%, 05/20/13	24,548	24,526
0.300%, 05/21/13	13,810	13,797
Thunder Bay Funding LLC
0.220%, 02/06/13	52,110	52,108
0.320%, 03/04/13	12,000	11,997
Toyota Credit Canada
0.210%, 02/01/13	45,830	45,830
0.270%, 03/01/13	10,130	10,128
0.270%, 03/04/13	10,130	10,128
Toyota Motor Credit
0.230%, 02/14/13	19,250	19,248
0.270%, 03/06/13	31,000	30,992
0.280%, 03/19/13	8,000	7,997
0.230%, 05/30/13	30,000	29,977
0.240%, 06/07/13	25,000	24,979
Westpac Banking
0.310%, 02/05/13	15,000	14,999
Westpac Securities
0.230%, 03/18/13	5,310	5,308
0.295%, 06/05/13	39,695	39,655

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	45

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Continued)

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Working Capital Management
0.220%, 02/06/13	$29,595	$29,594
0.200%, 02/11/13 to 02/19/13	18,870	18,869

Total Commercial Paper (Cost $1,864,147) ($ Thousands)		1,864,147

CERTIFICATES OF DEPOSIT — 15.5%
Bank of Montreal
0.230%, 03/13/13	25,600	25,600
0.230%, 03/20/13	11,000	11,000
0.270%, 05/10/13	41,570	41,570
0.300%, 06/05/13	20,926	20,926
Bank of Nova Scotia
0.240%, 04/11/13	36,945	36,945
Bank of Tokyo-Mitsubishi UFJ NY
0.230%, 02/19/13	49,000	49,000
0.230%, 04/16/13	54,000	54,000
0.220%, 04/30/13	16,850	16,850
Skandinaviska Enskilda Banken
0.220%, 04/22/13	64,000	64,000
0.240%, 05/01/13	17,990	17,990
Sumitomo Mitsui Banking
0.240%, 02/07/13	76,600	76,600
0.240%, 04/15/13	36,100	36,100
0.230%, 05/02/13	8,000	8,000
Svenska Handelsbanken
0.215%, 04/17/13	50,000	50,001
Toronto-Dominion Bank
0.300%, 02/20/13	22,000	22,000
0.270%, 02/28/13	44,000	44,000
0.260%, 03/14/13	28,230	28,230

Total Certificates of Deposit (Cost $602,812) ($ Thousands)		602,812

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.3%
FFCB, Ser 1 (A)
0.186%, 02/14/13	37,015	37,004
FHLB
0.220%, 02/01/13 (A)	17,505	17,502
0.210%, 02/01/13 (A)	14,705	14,700
1.875%, 06/21/13	35,655	35,878
0.300%, 11/22/13 to 12/06/13	7,160	7,166
4.875%, 11/27/13	3,675	3,816
FHLMC (A)
0.420%, 02/01/13	28,310	28,306
FHLMC MTN
0.375%, 11/27/13	2,354	2,357
FNMA (A)
0.360%, 02/01/13	11,000	10,998
0.350%, 02/01/13	7,000	6,999
0.185%, 02/20/13	18,235	18,230

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FNMA, Ser 1 (A)
0.400%, 02/01/13	$22,900	$22,900

Total U.S. Government Agency Obligations (Cost $205,856) ($ Thousands)		205,856

TIME DEPOSITS — 3.4%
Citibank Canada
0.160%, 02/01/13	87,000	87,000
Lloyds TSB Bank
0.140%, 02/01/13	44,000	44,000

Total Time Deposits (Cost $131,000) ($ Thousands)		131,000

MUNICIPAL BONDS (A) — 3.0%

California — 0.1%
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.080%, 02/07/13	3,385	3,385

Colorado — 0.2%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.210%, 02/06/13	100	100
0.190%, 02/06/13	900	900
0.170%, 02/06/13	1,735	1,735
0.160%, 02/06/13	2,670	2,670
Colorado State, Housing & Finance Authority, Ser C1, RB
0.170%, 02/06/13	1,000	1,000
Colorado State, Housing & Finance Authority, Ser CL1, RB
0.190%, 02/06/13	200	200

		6,605

Connecticut — 0.1%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.148%, 02/07/13	4,265	4,265

Iowa — 0.2%
Iowa State, Finance Authority, Ser B, RB
0.120%, 02/07/13	900	900
Iowa State, Finance Authority, Ser C, RB
0.148%, 02/07/13	7,375	7,375
Iowa State, Finance Authority, Ser G, RB
0.150%, 02/07/13	210	210
Iowa State, Finance Authority, Ser M, RB
0.180%, 02/07/13	650	650

		9,135

46	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 0.1%
Simmons College, RB
0.170%, 02/07/13	$2,760	$2,760

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.080%, 02/06/13	17,365	17,365

Minnesota — 0.0%
Minnesota State, Housing Finance Agency, Ser T, RB
0.200%, 02/07/13	195	195

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.100%, 02/06/13	3,940	3,940

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.160%, 02/06/13	2,945	2,945

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.168%, 02/07/13	3,600	3,600

New York — 0.1%
City of New York, Sub-Ser D-3, GO
0.090%, 02/01/13	5,765	5,765

Texas — 1.2%
Texas State, GO
0.170%, 02/05/13	3,780	3,780
0.140%, 02/05/13	4,035	4,035
0.140%, 02/05/13	3,025	3,025
0.180%, 02/06/13	5,045	5,045
Texas State, Ser A, GO
0.140%, 02/05/13	3,775	3,775
Texas State, Ser A-2, GO
0.148%, 02/06/13	400	400
Texas State, Ser B, GO
0.180%, 02/07/13	5,710	5,710
Texas State, Ser B2, GO
0.178%, 02/06/13	1,000	1,000
Texas State, Ser C, GO
0.180%, 02/06/13	9,090	9,090
Texas State, Ser I, GO
0.178%, 02/06/13	2,395	2,395
University of Texas System, Ser B, RB
0.080%, 02/07/13	8,225	8,225

		46,480

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, RB
0.110%, 02/06/13	$8,300	$8,300
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.090%, 02/06/13	2,595	2,595
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.178%, 02/07/13	915	915

		11,810

Total Municipal Bonds (Cost $118,250) ($ Thousands)		118,250

CORPORATE OBLIGATIONS — 0.4%
ANZ National International
6.200%, 07/19/13	1,820	1,870
Shell International Finance
1.875%, 03/25/13	12,300	12,328
Westpac Banking
2.100%, 08/02/13	1,585	1,599

Total Corporate Obligations (Cost $15,797) ($ Thousands)		15,797

REPURCHASE AGREEMENTS (D) — 24.6%
Bank of Nova Scotia 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $103,000,458 (collateralized by FNMA, par value $112,694,350, 5.000%, 02/01/41, with total market value $105,060,468)	103,000	103,000
Barclays Capital 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $73,000,264 (collateralized by U.S. Treasury Notes, par value $60,684,200, 4.250%, 11/15/40, with total market value $74,460,063)	73,000	73,000
Citibank 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $73,000,324 (collateralized by various FHLMC/ FNMA obligations, ranging in par value $6,410,851-$26,952,562, 2.767%-5.369%, 10/01/20- 09/01/42, with total market value $74,460,331)	73,000	73,000

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	47

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Continued)

January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Goldman Sachs 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $72,000,320 (collateralized by various FHLMC/ FNMA obligations, ranging in par value $3,065,304-$42,877,058, 3.500%-4.000%, 02/01/26- 08/01/42, with total market value D$73,440,327)	$72,000	$72,000
JPMorgan Chase 0.260%, dated 01/31/13, to be repurchased on 02/07/13, repurchase price $17,990,909 (collateralized by various corporate obligations*, ranging in par value $3,765,000-$12,981,000, 3.875%- 6.100%, 05/15/18-04/01/22, with total market value $18,894,938)	17,990	17,990
JPMorgan Chase 0.310%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $36,965,318 (collateralized by various corporate obligations*, ranging in par value $3,664,000-$12,840,000, 1.756%- 7.750%, 01/15/14-12/15/22, with total market value $38,817,659)	36,965	36,965
JPMorgan Chase 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $23,000,102 (collateralized by various FHLMC obligations, ranging in par value $865,000-$11,642,870, 2.500%- 4.000%, 04/01/26-12/01/27, with total market value $23,461,854)	23,000	23,000
RBC Capital 0.220%, dated 01/31/13, to be repurchased on 02/06/13, repurchase price $15,665,574 (collateralized by FHLMC, par value $20,337,688, 4.000%, 12/01/41, with total market value $15,978,887)	15,665	15,665
RBC Capital 0.220%, dated 01/31/13, to be repurchased on 02/06/13, repurchase price $9,400,345 (collateralized by various FNMA obligations, ranging in par value $1,293,118-$5,037,390, 2.300%- 6.000%, 01/01/27-12/01/42, with total market value $9,588,352)	9,400	9,400

Description	Face Amount ($ Thousands)	Value ($ Thousands)
RBC Capital 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $75,000,333 (collateralized by various FNMA obligations, ranging in par value $32,918-$16,992,683, 1.366%- 4.500%, 06/01/32-01/01/43, with total market value $76,500,341)	$75,000	$75,000
RBC Capital 0.220%, dated 01/30/13, to be repurchased on 02/06/13, repurchase price 64,732,769 (collateralized by various corporate obligations*, ranging in par value $15,001,932-$34,898,444, 0.000%-0.540%, 03/12/13- 08/12/13, with total market value $66,674,752)	64,730	64,730
UBS 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $42,431,153 (collateralized by U.S. Treasury Notes, par value $43,266,600, 0.125%, 09/30/13, with total market value $43,279,683)	42,431	42,431
UBS 0.150%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $234,931,979 (collateralized by various FHLMC/ FNMA obligations, ranging in par value $23,875,767-$114,515,918, 3.500%-4.500%, 02/01/41- 09/01/42, with total market value $239,629,620)	234,931	234,931
Wells Fargo 0.290%, dated 01/30/13, to be repurchased on 02/06/13, repurchase price $22,656,277 (collateralized by various corporate obligations*, ranging in par value $352,000-$2,316,998, 2.200%- 7.375%, 05/01/13-06/15/22, with total market value $23,789,092)	22,655	22,655
Wells Fargo 0.290%, dated 01/29/13, to be repurchased on 02/05/13, repurchase price $22,746,283 (collateralized by various corporate obligations*, ranging in par value $348,347-$8,100,653, 1.000%- 6.100%, 05/15/13-02/01/21, with total market value $23,883,597)	22,745	22,745

48	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wells Fargo 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $73,000,324 (collateralized by various FHLMC/ FNMA obligations, ranging in par value $8,754,904-$38,444,718, 3.000%-3.500%, 12/01/22- 12/01/42, with total market value $74,460,332)	$73,000	$73,000

Total Repurchase Agreements (Cost $959,512) ($ Thousands)		959,512

Total Investments — 100.0% (Cost $3,897,374) $ Thousands)		$3,897,374

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at January 31, 2013, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
JPMorgan Chase	Southwest Gas	3.875%	04/01/22	$12,981
	Tampa Electric	6.100	05/15/18	3,765
JPMorgan Chase	Applied Materials	4.300	06/15/21	12,840
	Hewlett Packard	4.300	06/01/21	4,240
	Metlife	3.048	12/15/22	7,250
	Metlife	1.756	12/15/17	4,124
	Reed Elsevier	7.750	01/15/14	3,664
	Southwest Gas	3.875	04/01/22	4,680
RBC Capital	Collateralized Commercial Paper	0.540	03/12/13	15,002
	DNB Bank	0.000	05/15/13	16,790
	Skandinaviska Enskilda Banken	0.000	08/12/13	34,898
Wells Fargo	Hewlett Packard	2.200	12/01/15	806
	JPMorgan Chase	4.750	05/01/13	2,005
	JPMorgan Chase	6.000	07/05/17	752
	JPMorgan Chase	6.000	10/01/17	1,007
	Life Technologies	3.500	01/15/16	900
	Lincoln National	4.850	06/24/21	2,000
	Medco Health	7.125	03/15/18	530
	MidAmerican Energy	5.000	02/15/14	1,035
	Omnicom Group	3.625	05/01/22	1,255
	Oracle	3.750	07/08/14	2,000
	Pacific Gas & Electric	4.800	03/01/14	502
	Pemex Project	7.375	12/15/14	517
	Petro Energy	7.250	08/15/18	890
	Petrobras	2.875	02/06/15	540
	Petro-Canada	6.050	05/15/18	705
	Pfizer	5.350	03/15/15	392
	Potash	3.750	09/30/15	352
	PPL Capital Funding	4.200	06/15/22	2,000
	Progressive	3.750	08/23/21	1,187
	Simon Property Group	6.100	05/01/16	2,317
Wells Fargo	Duke Realty	4.625	05/15/13	7,674
	General Electric Capital	1.000	12/11/15	6,173
	HCP	5.375	02/01/21	1,038
	Simon Property Group	6.100	05/01/16	348
	Total Capital	1.625	01/28/14	8,101

Percentages are based on Net Assets of $3,897,000 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

RB — Revenue Bond

Ser — Series

As of January 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the year ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended January 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	49

Statement of Assets and Liabilities ($ Thousands)

January 31, 2013

	Prime Obligation Fund
ASSETS:
Investments, at value†	$2,937,862
Repurchase agreements†	959,512
Interest receivable	571
Prepaid expenses	152
Total Assets	3,898,097
LIABILITIES:
Administration fees payable	520
Shareholder servicing fees payable	2
Investment advisory fees payable	118
Income distribution payable	64
Trustees’ fees payable	1
Chief Compliance Officer fees payable	6
Accrued expense payable	386
Total Liabilities	1,097
Net Assets	$3,897,000
†Cost of investments and repurchase agreements	$3,897,374
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$3,897,058
Accumulated net realized loss on investments	(58)
Net Assets	$3,897,000
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00
	(3,714,718,886 ÷ 3,714,772,362 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	$1.00
	(119,581,042 ÷ 119,584,877 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	$1.00
	(34,102,126 ÷ 34,102,547 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class H	$1.00
	(25,429,601 ÷ 25,430,969 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00
	(3,168,835 ÷ 3,168,383 shares	)

The accompanying notes are an integral part of the financial statements.

50	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Statement of Operations ($ Thousands)

For the year ended January 31, 2013

Prime Obligation Fund
Investment Income:
Interest Income	$11,032
Expenses:
Administration Fees	7,761
Shareholder Servicing Fees — Class A Shares	9,708
Shareholder Servicing Fees — Sweep Class Shares	20
Distribution Fees — Sweep Class Shares	10
Administrative and Shareholder Servicing Fees — Class B Shares	389
Administrative and Shareholder Servicing Fees — Class C Shares	226
Administrative and Shareholder Servicing Fees — Class H Shares	102
Investment Advisory Fees	2,859
Trustees’ Fees	74
Chief Compliance Officer Fees	16
Registration Fees	226
Custodian/Wire Agent Fees	350
Pricing Fees	15
Other Expenses	371
Total Expenses	22,127
Less, Waiver of:
Investment Advisory Fees	(1,430)
Administration Fees	(2,073)
Shareholder Servicing Fees — Class A Shares	(9,708)
Administrative & Shareholder Servicing Fees — Class B Shares	(310)
Administrative & Shareholder Servicing Fees — Class C Shares	(198)
Administrative & Shareholder Servicing Fees — Class H Shares	(88)
Shareholder Servicing & Distribution Fees — Sweep Class Shares	(27)
Net Expenses	8,293
Net Investment Income	2,739
Net Realized Gain on:
Investments	8
Net Increase in Net Assets Resulting from Operations	$2,747

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	51

Statement of Changes in Net Assets ($ Thousands)

For the years ended January 31,

	Prime Obligation Fund
	2013	2012
Operations:
Net Investment Income	$2,739	$1,466
Net Realized Gain on Investments	8	36
Net Increase in Net Assets Resulting from Operations	2,747	1,502
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(2,719)	(1,444)
Class B	(13)	(14)
Class C	(5)	(5)
Class H	(2)	(2)
Sweep Class	—	(1)
Total Dividends and Distributions	(2,739)	(1,466)
Capital Share Transactions (All at $1.00 per share)
Class A:
Proceeds from Shares Issued	29,890,477	23,221,923
Reinvestment of Dividends & Distributions	646	328
Cost of Shares Redeemed	(30,283,897)	(22,258,952)
Net Increase (Decrease) from Class A Transactions	(392,774)	963,299
Class B:
Proceeds from Shares Issued	822,105	1,022,254
Reinvestment of Dividends & Distributions	5	6
Cost of Shares Redeemed	(838,507)	(1,021,603)
Net Increase (Decrease) from Class B Transactions	(16,397)	657
Class C:
Proceeds from Shares Issued	357,784	359,071
Reinvestment of Dividends & Distributions	1	1
Cost of Shares Redeemed	(365,734)	(373,058)
Net Decrease from Class C Transactions	(7,949)	(13,986)
Class H:
Proceeds from Shares Issued	47,697	43,261
Reinvestment of Dividends & Distributions	2	3
Cost of Shares Redeemed	(47,916)	(42,023)
Net Increase (Decrease) from Class H Transactions	(217)	1,241
Sweep Class:
Proceeds from Shares Issued	32,135	41,089
Cost of Shares Redeemed	(33,136)	(41,630)
Net Decrease from Sweep Class Transactions	(1,001)	(541)
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	(418,338)	950,670
Net Increase (Decrease) in Net Assets	(418,330)	950,706
Net Assets:
Beginning of Year	4,315,330	3,364,624
End of Year	$3,897,000	$4,315,330

Amount designated as “—” is zero or has been rounded to zero.

The accompanying notes are an integral part of the financial statements.

52	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Financial Highlights

For the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Losses on Securities	Payment by Affiliate*	Total from Operations*	Dividends from Net Investment Income		Total Dividends		Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Prime Obligation Fund
Class A
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.07%		$3,714,719	0.20%		0.54%	0.07%
2012	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.04		4,107,485	0.20		0.54	0.04
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.11		3,144,153	0.20		0.54	0.12
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	(1)	1.00	0.20	††	3,158,830	0.23	(2)	0.53	0.26
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	2.37		3,796,102	0.22	(2)	0.50	2.42
Class B
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%		$119,581	0.26	%(3)	0.59	0.01%
2012	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01		135,978	0.23	(3)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01		135,319	0.31	(3)	0.59	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	(1)	1.00	0.07	††	182,593	0.38	(2)(3)	0.58	0.15
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	2.06		346,741	0.51	(2)	0.55	2.17
Class C
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%		$34,102	0.26	%(3)	0.79%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01		42,051	0.23	(3)	0.79	0.01
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01		56,037	0.30	(3)	0.79	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	(1)	1.00	0.06	††	95,092	0.39	(2)(3)	0.78	0.14
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	1.86		467,782	0.71	(2)	0.75	2.04
Class H
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%		$25,429	0.26	%(3)	0.72%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01		25,646	0.23	(3)	0.72	0.01
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01		24,405	0.30	(3)	0.72	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	(1)	1.00	0.02	††	31,797	0.43	(2)(3)	0.71	0.09
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	1.93		58,276	0.64	(2)	0.67	2.11
Sweep Class
2013	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%		$3,169	0.26	%(3)	1.04%	0.01%
2012	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01		4,170	0.23	(3)	1.04	0.01
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01		4,710	0.30	(3)	1.04	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	(1)	1.00	0.06	††	31,787	0.39	(2)(3)	1.03	0.14
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	1.62		57,135	0.95	(2)(3)	1.00	1.54

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (3.28)%, (3.41)%, (3.42)%, (3.45)% and (3.42)% for Class A, Class B, Class C, Class H and Sweep Class, respectively.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	53

Notes to Financial Statements

January 31, 2013

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury and Treasury II (each a “Fund,” collectively the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA (each a “Fund,” collectively the “Fixed Income Funds”). The Trust is registered to offer: Class A shares of the Funds; Class B and Class C shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds; Class G shares of the Ultra Short Duration Bond Fund; Class H shares of the Prime Obligation Fund; and Sweep Class shares of the Money Market, Government and Treasury Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

As of January 31, 2013, the Class G shares had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Prime Obligation Fund (the “Fund”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Fund are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Fund’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the

Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2013, there were no fair valued securities in the Fund.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended January 31, 2013, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

54	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

For the Fund, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and nonclass specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Fund.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as the Fund’s investment adviser (the “Adviser”) and “manager of managers” under an investment advisory agreement approved by the shareholders of the Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of the Fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.

The waivers by the Fund’s Adviser, Administrator and/or Distributor are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses. The waivers are voluntarily and the Fund’s Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, the Fund may participate in a commission recapture program where the Fund’s trades may be executed through the Fund’s distributor, and a portion of the commissions paid on those trades are then used to pay the Fund’s expenses.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for the fund:

	Advisory Fees	Administration Fees	Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*	Voluntary Expense Limitations
Prime Obligation Fund
Class A	0.07%	0.19%	0.25%	—	—	0.20	%(2)
Class B	0.07%	0.19%	0.25%	0.05%	—	0.50	%(2)
Class C	0.07%	0.19%	0.25%	0.25%	—	0.70	%(2)
Class H	0.07%	0.19%	0.25%	0.18%	—	0.63	%(1)
Sweep Class	0.07%	0.19%	0.25%	—	0.50%	0.95	%(1)

(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through January 31, 2013, to be changed only by board approval.

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	55

Notes to Financial Statements (Continued)

January 31, 2013

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of the Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as “Administrative & Shareholder Servicing Fees” in the Statements of Operations. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets. The following table shows the waivers by class for the year ended January 31, 2013 ($ Thousands):

	Administrative & Shareholder Servicing Fee Waiver	Administrative Fee Waiver
Prime Obligation Fund
Class A	$—	$1
Class B	310	—
Class C	198	—
Class H	88	—
Sweep Class	27	—

Pursuant to the “manager of managers” structure, the Board of Trustees approved BofA Advisors, LLC (formerly Columbia Management Advisors, LLC) as sub-adviser to the Fund. Each sub-adviser is party to an investment sub-advisory agreement with the Advisor. For its services to the Fund, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator,

Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the year ended January 31, 2013, the Trust has not participated in the Program.

4. FEDERAL TAX INFORMATION

It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Total ($ Thousands)
Prime Obligation Fund	2013	$2,739	$2,739
	2012	1,466	1,466

As of January 31, 2013, the components of Accumulated Losses on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Accumulated Losses ($ Thousands)
Prime Obligation Fund	$82	$(59)	$(81)	$(58)

At January 31, 2013, the Fund had capital loss carryforwards to offset future realized capital gains:

	Amount ($ Thousands)	Expiration
Prime Obligation Fund	$59	1/31/17

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the

Fund’s intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2013, the Fund utilized $8,108 of capital loss carryforwards to offset capital gains.

56	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

During the fiscal year ended January 31, 2013, the Fund’s cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

Management has analyzed the Fund’s tax positions taken on the federal tax returns for all open tax years and has concluded that as of January 31, 2013, no provision for income tax is required in the Fund’s financial statements. All uncertain tax positions, except for the accretion of market discount associated with the structured investment vehicles subject to the capital support agreement, meet the more likely than not criteria established in ASC paragraph 740. SEI, which is the parent company of the Adviser, has agreed to indemnify the Fund if the Internal Revenue Service (“IRS”) were to disagree with a position taken on the tax return for the fiscal year ended January 31, 2010. Accordingly, no provision for taxes is required. The Fund’s federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

5. INVESTMENT RISKS

In the normal course of business, the Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

6. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. The adoption of this update did not materially affect the Fund’s financial condition or results of operation.

7. SUBSEQUENT EVENTS

The Trust, on behalf of the Fund, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	57

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES

SEI DAILY INCOME TRUST:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Daily Income Trust, comprised of the Money Market Fund, Government Fund, Government II Fund, Prime Obligation Fund, Treasury Fund, Treasury II Fund, Ultra Short Duration Bond Fund, Short-Duration Government Fund, Intermediate-Duration Government Fund, and GNMA Fund (collectively the “Funds”), as of January 31, 2013, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Daily Income Trust as of January 31, 2013, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

March 28, 2013

58	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of January 31, 2013.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office And Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 72 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	since 1996	Retired since January 2012. Self- Employed Consultant, Newfound Consultants Inc. since April 1997- December 2011.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the Independent Review Committee for SEI’s Canadian-registered mutual funds.
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania from 2003 to 2008.	96	Director, Sunoco, Inc.; Director, Excelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust , SEI Alpha Strategy Portfolios, L.P. and New Covenant Funds.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	59

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office And Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 55 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	96	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	96	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee	since 2007	Private Investor since 1994.	96	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 69 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	96	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 51 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997- 2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009)	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 50 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 44 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 42 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A

60	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Name Address, and Age	Position(s) Held with Trusts	Term of Office And Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (Continued)
David F. McCann One Freedom Valley Drive Oaks, PA 19456 36 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008.	N/A	N/A
Stephen G. MacRae One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Vice President	since 2012	Director of Global Investment Product Management, January 2004 to present.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 32 yrs. old	Privacy Officer and Anti-Money Laundering Compliance Officer	since 2009	Compliance Officer of SEI Investments Company since June 2003.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P. and New Covenant Funds.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	61

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Prime Obligation Fund
Actual Fund Return
Class A	$1,000.00	$1,000.30	0.20%	$1.01
Class B	1,000.00	1,000.10	0.25	1.26
Class C	1,000.00	1,000.10	0.25	1.26
Class H	1,000.00	1,000.10	0.25	1.26
Sweep Class	1,000.00	1,000.10	0.25	1.26
Hypothetical 5% Return
Class A	$1,000.00	$1,024.13	0.20%	$1.02
Class B	1,000.00	1,023.88	0.25	1.27
Class C	1,000.00	1,023.88	0.25	1.27
Class H	1,000.00	1,023.88	0.25	1.27
Sweep Class	1,000.00	1,023.88	0.25	1.27

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

62	Adviser Managed Trust / Semi-Annual Report / January 31, 2013

Notice to Shareholders (Unaudited)

For shareholders that do not have a January 31, 2013, taxable year end, this notice is for information purposes only. For shareholders with a January 31, 2013, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended January 31, 2013, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Total Distributions (Tax Basis)	U.S. Government Interest (1)		Interest Related Dividends (2)	Short-Term Capital Gains Dividends (3)
Prime Obligation Fund	0.00%	100.00%	100.00%	1.01	%*	100.00%	0.00%

Items (A), (B), (C) are based on the percentage of the Fund’s total distribution.

(1)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the “*” funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(2)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(3)	The percentage in this column represents the amount of “Short-Term Capital Gains Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Please consult your tax adviser for proper treatment of this information.

Adviser Managed Trust / Semi-Annual Report / January 31, 2013	63

ADVISER MANAGED TRUST SEMI-ANNUAL REPORT JANUARY 31, 2013

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

AMT (1/13)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 8, 2013

By	/s/Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: April 8, 2013